Registration Nos. 33-7647
811-4782

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 15, 2003

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
 FORM N-lA
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 84	[X]
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 85	[X]
(Check appropriate box or boxes)

HSBC INVESTOR FUNDS
(Exact name of registrant as specified in charter)
3435 Stelzer Road
Columbus, Ohio 43219-3035
(Address of principal executive offices)
Registrant's Telephone Number, including area code: (617) 470-8000

Walter B. Grimm
3435 Stelzer Road
Columbus, Ohio 43219-3035
(Name and address of agent for service)
Please send copies of all communications to:

David J. Harris
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

It is proposed that this filing will become effective:
_____ immediately upon filing pursuant to paragraph (b)
_____ on [date] pursuant to paragraph (b)
_____ 60 days after filing pursuant to paragraph (a)
____ on [___________, 2003] pursuant to paragraph (a) of Rule 485
__X__ 75 days after filing pursuant to paragraph (a)

This post-effective amendment No. 84 to the Registrant's registration statement on Form N-1A (File Nos., 033-7647 and 811-04782) (the "Registration Statement") incorporates by reference the prospectuses and statements of additional information describing the HSBC Investor Limited Maturity Fund, HSBC Investor Bond Fund, HSBC Investor New York Tax-Free Bond Fund, HSBC Investor Balanced Fund, HSBC Investor Equity Fund, HSBC Investor Growth and Income Fund, HSBC Investor Mid-Cap Fund, HSBC Investor Overseas Equity Fund, and HSBC Investor Opportunity Fund as filed with the SEC pursuant to Rule 485(b) under the Securities Act of 1933 on February 28, 2003; and (ii) the prospectuses and statements of additional information describing the HSBC Investor Value Fund and HSBC Investor Growth Fund as filed with the SEC pursuant to Rule 485(a) under the Securities Act of 1933 on August 8, 2003; and the prospectuses and statements of additional information describing the HSBC Investor Money Market Fund, HSBC Investor U.S. Government Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund, HSBC Investor U.S. Treasury Money Market Fund, HSBC Investor Tax-Free Money Market Fund, and HSBC Investor Cash Management Fund as filed with the SEC pursuant to Rule 485(b) under the Securities Act of 1933 on October 22, 2003.

Prospectus

HSBC Investor Funds

[         ,] 2003

HSBC Investor Tax-Free
Money Market Fund

HSBC Investor Funds

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

HSBC INVESTOR FUNDS                                           TABLE OF CONTENTS
HSBC INVESTOR FUNDS	Table of Contents
Carefully review this important section, which summarizes the Fund's investments, risks, and fees.	Risk/Return Summary and Fund Expenses Overview HSBC Investor Tax-Free Money Market Fund
Preview this section for information on investment strategies and risks.	Investment Objectives, Strategies and Risks HSBC Investor Tax-Free Money Market Fund Risk Factors
Review this section for details on the people and organizations who provide services to the Fund.	Fund Management The Investment Adviser The Distributor and Administrator
Review this section for details on how shares are valued, and how to purchase, sell and exchange shares. This section also describes related charges, and payments of dividends and distributions.

Shareholder Information

Pricing of Fund Shares
Purchasing and Adding to Your Shares
Selling Your Shares
Distribution Arrangements/Sales Charges
Exchanging Your Shares
Dividends, Distributions and Taxes

Tax Equivalent Yield Tables

HSBC Investor Funds
Risk/Return Summary and Fund Expenses

Overview
The Funds

HSBC Investor Funds is a mutual fund family that offers a variety of separate investment portfolios ("Funds") each with individual investment objectives and strategies. This prospectus provides you important information about the HSBC Investor Tax-Free Money Market Fund (the "Fund").

The Fund offers six different classes of shares through this prospectus: Class A Shares ("Investor Shares") Class B Shares, Class C Shares, Class D Shares ("Private Investors Shares"), Institutional Shares ("Class I"), and Class Y Shares. Each class of shares has different characteristics and is subject to different fees and expenses. The following pages of this prospectus will highlight these differences. The Fund's Statement of Additional Information contains a more detailed discussion of the different classes of shares. Please read this prospectus and keep it for future reference.

The investment objective and strategies of the Fund are not fundamental and may be changed without approval of Fund shareholders. If there is a change in the investment objective or strategies of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and need. There can be no assurance that the investment objective of the Fund will be achieved.

An investment in the Fund is not a deposit of HSBC Bank USA ("HSBC") and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who may want to invest?

Consider investing in the Fund if you are:

  Seeking tax-free income

  Investing short-term

  Have a low risk tolerance

  Willing to accept lower potential returns in exchange for a high degree of safety

  Seeking preservation of capital

HSBC Investor Funds Risk/Return Summary and Fund Expenses
The Fund will not be appropriate for anyone: Seeking high total returns Pursuing a long-term goal or investment for retirement Investing through a tax advantaged retirement plan

HSBC Investor Tax-Free Money Market Fund Risk/Return Summary and Fund Expenses

HSBC Investor Tax Free Money Market Fund
Investment Objective

The investment objective of the Tax-Free Money Market Fund is to provide shareholders of the Fund with liquidity and as high a level of current income exempt from regular federal income tax as is consistent with the preservation of capital.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing the assets of the Fund in a portfolio of the highest quality money market instruments with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less. Under normal market conditions, the Fund will generally invest in short-term municipal obligations. The Fund's investments may include variable securities, which have variable interest rates or other features that give them the financial characteristics of short-term debt. The Fund will invest at least 80% of its assets in investments, the income from which is exempt from regular federal income tax.

Principal Investment Risks

Market Risk: The Fund's performance per share will change daily based on many factors, including the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

Interest Rate Risk: Changes in interest rates will affect the yield or value of the Fund's investments in debt securities. If interest rates rise, the value of the Fund's investments may fall. Conversely, if interest rates fall, the value of the Fund's investments may rise.

Credit Risk: The Fund could lose money if the issuer of a fixed income security owned by the Fund defaults on its financial obligation. In addition, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of the security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can also affect the bond's liquidity and make it more difficult for the Fund to sell.

Variable Rate Securities Risk: Variable (and floating) rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized rate. Variable (and floating) rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

Tax Risk: The Fund may invest up to 20% of its assets in obligations the interest income on which is subject to federal personal income tax.

Performance Bar Chart and Table	The performance bar chart and table for the Fund are not shown because the Fund did not have a full calendar year of performance information.

HSBC Investor Tax-Free Money Market Fund
Risk/Return Summary and Fund Expenses

Fees and Expenses

As an investor in the HSBC Investor Tax-Free Money Market Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder fees are paid from you account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.
Shareholder Fees (fees paid directly from your investment)	A Shares	B Shares	C Shares	D Shares	I Shares	Y Shares

Maximum sales charge (load) on purchases	None	None	None	None	None	None
Maximum deferred sales charge (load) on redemptions	None	4.00%	1.00%	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	A Shares	B Shares	C Shares	D Shares	I Shares	Y Shares
Advisory Services	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Operational Support	0.10%	0.10%	0.10%	0.10%	None	0.10%
Total Management fees	0.20%	0.20%	0.20%	0.20%	0.10%	0.20%
Distribution (12b-1) fee	0.00%*	0.75%	0.75%	0.00%*	None	None
Shareholder servicing fees	0.40%**	0.25%	0.25%	0.25%	None	None
Other operating expenses	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Total other expenses:	0.80%	0.65%	0.65%	0.65%	0.40%	0.40%
Total Fund operating expenses	1.00%	1.60%	1.60%	0.85%	0.50%	0.60%

*

There are non-compensatory 12b-1 plans for Class A and Class D Shares, which authorize payments up to 0.25% of the Fund's average daily net assets. To date, no payments under the 12b-1 plans have been made.

**	The Funds have authorized payments up to 0.60% for Class A Shares. To date, shareholder servicing fees have not exceeded 0.40%.

HSBC Investor Funds
Risk/Return Summary and Fund Expenses

The Fund offers six different types of shares:

CLASS A SHARES (or "Investor Shares") are offered to the public, customers of Shareholder Servicing Agents and certain securities brokers on a continuous basis with no sales charge on purchases.

CLASS B SHARES are not offered for sale but are only offered as an exchange option. See "Exchanging Your Shares."

CLASS C SHARES are primarily offered as an exchange option, see "Exchanging Your Shares," but are also available for purchase by customers of HSBC Bank USA sweep programs.

CLASS D SHARES (or "Private Investor Shares") are identical to Class A Shares, except that Class D Shares are offered only to domestic private banking clients and are subject to lower operating expenses.

CLASS I SHARES are offered primarily for direct investment by institutional investors such as, corporations, foundations, municipalities and other government entities, banks and trust companies.

CLASS Y SHARES are continuously offered for sale only to customers of Shareholder Servicing Agents. At present, the only Shareholder Servicing Agents for Class Y Shares are the Fund's Investment Adviser (HSBC) and its affiliates.

HSBC Investor Funds
Risk/Return Summary and Fund Expenses

The Fund's Statement of Additional Information contains more detailed discussion of the different classes of shares.
Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  $10,000 investment
  5% annual return
   redemption at the end of each period (unless otherwise indicated)
   no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

Class A Shares	1 Year $102	3 Years $318
Class B Shares Assuming Redemption Assuming no Redemption	$563 $163	$705 $505
Class C Shares Assuming Redemption Assuming no Redemption	$263 $163	$505 $505
Class D Shares	$87	$271
Class I Shares	$51	$160
Class Y Shares	$61	$192

Investment Objectives, Strategies and Risks

HSBC Investor Tax-Free Money Market Fund
Investment Objective, Policies and Strategy

The investment objective of the Tax-Free Money Market Fund is to provide shareholders of the Fund with liquidity and as high a level of current income exempt from federal income tax consistent with the preservation of capital.

The Tax-Free Money Market Fund seeks to achieve this investment objective by investing in a portfolio of the highest quality short term money market instruments with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less. The Fund primarily invests in municipal obligations, the interest on which is exempt from regular federal income tax. The Fund may also invest in variable securities, which have variable interest rates or other features that give them the financial characteristics of short-term debt.

Consistent with its investment objective, the Tax-Free Money Market Fund:
will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends.
will invest to take advantage of temporary disparities in yields of different segments of the high-grade money market or among particular instruments within the same segment of the market.
may invest up to 20% of its assets in obligations the interest income on which is subject to federal income tax.

Investment Objectives, Strategies and Risks

Risk Factors

The Fund expects to maintain a net asset value of $1.00 per share, but there is no assurance that the Fund will be able to do so on a continuous basis. The Fund's performance per share will change daily based on many factors, including the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions. The Fund also faces interest rate risk that could change the value of your investment. The Fund may invest in short-term securities that, when interest rates decline, affect the Fund's yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Generally, when interest rates increase, the value of debt instruments that the Fund may own will decrease in value.

An investment in the Fund is neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, HSBC or any other bank, and the Shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

As a money market fund, the Fund must meet the requirements of Rule 2a-7 of the Investment Company Act of 1940. This Rule imposes strict requirements on the investment quality, maturity, and diversification of the Fund's investments. Under Rule 2a-7, the Fund's investments must have a remaining maturity of no more than 397 days and its investments must maintain an average weighted maturity that does not exceed 90 days.

There can be no assurance that the investment objectives of the Fund will be achieved. In addition, the Fund's investment policies, as well as the relatively short maturity of obligations purchased by the Fund, may result in frequent changes in the Fund's portfolio, which may give rise to taxable gains and reduce investment returns.

The Fund may also be subject to credit risks. The Fund could lose money if the issuer of a security owned by the Fund is unable to meet its financial obligations.

In order to generate additional income, the Funds may lend portfolio securities in an amount up to 33 1/3% of Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

Fund Management

The Investment Adviser

HSBC Asset Management (Americas) Inc. (the "Adviser"), 452 Fifth Avenue, New York, New York, 10018, is the investment adviser for the Fund, pursuant to an Investment Advisory contract with HSBC Investor Funds (the "Trust"). The Adviser is a wholly-owned subsidiary of HSBC Bank USA, a New York State chartered bank, which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company, (collectively "HSBC"). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of [ 2003,] HSBC managed more than $[ ] billion in assets. For the period ending [ ] 2003, HSBC managed $[ ] billion in the HSBC Investor Family of Funds.

Through its portfolio management team, the Adviser makes the day-to-day investment decisions and continuously reviews and supervises the Fund's investment programs pursuant to an Investment Advisory Agreement. The Adviser also provides operational support services to the Fund pursuant to an Operational Support Services Agreement.

The Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission that allows the Adviser to implement new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval. Shareholders will be given notice of any change in sub-adviser.

For these advisory services, the Adviser was paid aggregate fees as follows:

Percentage of average net assets as of [ /2003]
Tax-Free Money Market Fund*	0.20%

*	The Tax-Free Money Market Fund has not operated for a full fiscal year. The advisory fees stated above are based on the value of the assets in the Fund.

The Distributor and Administrator

BISYS Fund Services ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator (the "Administrator"). Management and administrative services of BISYS include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

For these services and facilities, BISYS receives from the Fund fees payable monthly at an annual rate of 0.075% of the first $8 billion of the Fund's daily net assets; 0.07% of the next $1.25 billion; 0.05% of the next $2.75 billion of such assets; and 0.03% of such assets in excess of $12 billion.

BISYS also serves as the distributor (the "Distributor") of the Fund's shares. BISYS may provide financial assistance to the Fund in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

The Fund's Statement of Additional Information has more detailed information about the Adviser, Distributor and Administrator, and other service providers.

Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The NAV for each class of shares is calculated by dividing the total value of a Fund's investments and other assets attributable to a class, less any liabilities, by the total number of outstanding shares of that class:

NAV =
Total Assets - Liabilities
Number of Shares
Outstanding

Money Market Funds

The net asset value per share (NAV) of the Fund is determined daily on each day on which U.S. bond markets are open for trading (a "Money Market Business Day"). The NAV is determined at 12:00 noon Eastern time for the Fund.

The Fund values its securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

Shares of the Fund purchased on a Money Market Business Day prior to determination of the NAV for that Fund will receive the dividend declared for the Fund on that Money Market Business Day. Orders for the Fund effected on a Money Market Business Day after the NAV determination for the Fund will become effective at the NAV determined on the next Money Market Business Day, and will start earning dividends on that Money Market Business Day.

If you sell Class B Shares or Class C Shares, a contingent deferred sales load may apply, which would reduce the amount of money paid to you by the Fund, as noted in the section on "Distribution Arrangements/Sales Charges."

Purchasing and Adding to Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Your purchase price will be the next NAV after your purchase order is received by the Fund, its transfer agent, or your investment representative. Consult your investment representative or institution for specific information.

Shareholder Information

Purchasing and Adding to Your Shares

All purchases must be in U.S. dollars. A fee Minimum will be charged for any checks that do not Initial Minimum clear. Third party checks are not accepted.

The Fund may waive its minimum purchase requirement, and the Distributor may reject a purchase order if the Distributor considers it in the best interest of the Fund and its shareholders.

Class B Shares of the Fund are not offered for sale but are only offered as an exchange option for Class B Shareholders of the Trust's other investment portfolios.

Class C Shares are primarily offered as an exchange option, see "Exchange Your Shares," but are also available for purchase by customers of HSBC Bank USA sweep programs.

Account Type Class A and Class D Shares	Minimum Initial Investment	Minimum Subsequent
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class I Shares	$25,000,000	$1,000,000
Class Y Shares*	$1,000,000	N/A
* HSBC clients that maintain an investment management account are not subject to the minimum initial investment requirements.

Avoid 28% Tax Withholding

The Fund is required to withhold 28% (in 2003) of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid tax withholding, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

Shareholder Information

Instructions for Opening or Adding to an Account
By Regular Mail or By Overnight Service

Initial Investment:

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below:
1.	Carefully read, complete, and sign the account application. Establishing your account privileges now saves you the inconvenience of having to add them later.
2.	Make check, bank draft or money order payable to "HSBC Investor Funds" and include the name of the appropriate Fund(s) on the check.
3.	Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.
Subsequent:
1.	Use the investment slip attached to your account statement. Or, if unavailable,
2.	Include the following information in writing:
•	Fund name
•	Share class
•	Amount invested
•	Account name
•	Account number
3.	Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

Shareholder Information

Purchasing and Adding to Your Shares

Electronic Purchases

Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank. Your bank or broker may charge for this service.

Establish electronic purchase option on your account application or call 1-800-782-8183. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

By Wire Transfer

For information on how to request a wire transfer, call 1-800-782-8183.

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:

  Your bank name, address and account number

  The amount you wish to invest automatically (minimum $25)

  How often you want to invest (every month, 4 times a year, twice a year or once a year)

  Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-782-8183 for an enrollment form.

Shareholder Information

Purchasing and Adding to Your Shares

Directed Dividend Option

By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another HSBC Investor Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-800-782-8183.

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A Shares than for Class B and Class C Shares, because Class A Shares have lower operating expenses. Class D Shares receive a higher dividend than Class A Shares because Class D Shares have lower operating expenses. Class I Shares and Class Y Shares receive the highest dividends because they have the lowest operating expenses. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which may be taxable.

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is accepted by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "Selling Your Shares."

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Contingent Deferred Sales Charge

When you sell Class B or C shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the sections on "Distribution Arrangements/Sales Charges" and "Exchanging Your Shares" for details.

Instructions for Selling Shares

If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone

(unless you have declined telephone sales privileges)

      Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). See "Selling Your Shares-Verifying Telephone Redemptions")

By mail or overnight service

(See "Selling Your Shares-Redemptions in Writing Required")

      Call 1-800-782-8183 to request redemption forms or write a letter of instruction indicating:
  your Fund and account number

  amount you wish to redeem

  address where your check should be sent

Shareholder Information

Selling Your Shares
  account owner signature

2.    Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Wire Transfer

You must indicate this option on your account application.

Call 1-800-782-8183 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.

NOTE: Your financial institution may also charge a separate fee.

Electronic Redemptions

Call 1-800-782-8183 to request an electronic redemption.

Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. If you call by 4:00 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Your bank may charge for this service.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

  Make sure you've checked the appropriate box on the Account Application, or call 1-800-782-8183.

  Include a voided personal check.

  Your account must have a value of $10,000 or more to start withdrawals.

  If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

Shareholder Information

Selling Your Shares

Check Redemption Service

You may write checks in amounts of $250 or more on your account in the Fund. To obtain checks, complete the signature card section of the Account Application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30-days written notice. You may not close your Fund account by writing a check.

Redemptions In Writing Required

You must request redemption in writing in the following situations:

  Redemptions from Individual Retirement Accounts ("IRAs").

  Redemption requests requiring a signature guarantee, which include any of the following:
Your account address has changed within the last 10 business days;
The check is not being mailed to the address on your account;
The check is not being made payable to the owner of the account;
The redemption proceeds are being transferred to another Fund account with a different registration; or
The redemption proceeds are being wired to bank instructions currently not on your account.

You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations that must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Shareholder Information

Selling Your Shares

Redemptions Within 15 Days of Initial Investment

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Suspension of Redemption Request

The Fund may suspend the right of redemption and postpone for more than seven days the date of payment upon redemption: (1) during periods when the New York Stock Exchange is closed for other than weekend and holidays or when trading on such Exchange is restricted, (2) during periods in which, as a result of emergency disposal, or valuation of the net asset value, of the portfolio securities is not reasonably practical, or (3) for such other periods as the SEC may permit.

Closing of Small Accounts

If your account falls below $50 due to redemptions, the Fund may ask you to increase your balance. If it is still below $50 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash, if distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

Shareholder Information

Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Fund.
Sales Charge (Load)	Class A Shares	Class C Shares	Class D Shares	Class I Shares	Class Y Shares
	No front-end sales charge.	No front-end sales charge. A contingent deferred sales charge (CDSC) may be imposed on shares redeemed within one year after purchase.	No front-end sales charge.	No front-end sales charge.	No front-end sales charge.
Distribution (12b-1) and Service Fees	Subject to aggregate annual distribution and shareholder servicing fees of up to 0.60% of the Fund's total assets.	Subject to combined annual distribution and shareholder servicing fees of up to 1.00% annually of the Fund's average daily net assets.	Subject to aggregate annual distribution and shareholder servicing fees of up to 0.25% of the Fund's total assets.	No distribution or service fees.	No distribution or service fees.

Fund Expenses	Lower annual expenses than Class B or C shares.	Higher annual expenses than Class A, D, I, or Y shares.	Lower annual expenses than Class A, B or C shares.	Lower annual expenses than Class A, B, C, D or Y shares.	Lower annual expenses than Class A, B, C or D shares.

Shareholder Information

Distribution Arrangements/Sales Charges

Class B Shares

Class B Shares are not being sold but are only offered as an exchange option for Class B shareholders of other funds in the HSBC Investor Family of Funds who wish to exchange some or all of those shares for Class B Shares of the Fund. Although Class B Shares are not subject to a sales charge when a shareholder exchanges Class B Shares of another Trust portfolio, they may be subject to a contingent deferred sales charge (CDSC) when redeemed. See "Exchanging Your Shares". In addition, Class B Shares are subject to an aggregate annual distribution and shareholder servicing fees of up to 1.00% of the Fund's assets. Shareholders of Class B Shares pay higher annual expenses than shareholders of Class A Shares, Class D Shares, Class I Shares, and Class Y Shares.

Class C Shares

Class C Shares are primarily offered as an exchange option for Class C shareholders of other funds in the HSBC Investor Family of Funds who wish to exchange some or all of those shares for Class C Shares of the Fund. Customers of HSBC Bank USA sweep programs are able to purchase Class C shares of the Fund.

Distribution (12b-1) and Shareholder Service Fees

The Fund has adopted Distribution ("12b-1") plans for Class A, Class B, Class C and Class D Shares. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will decrease the return on your investment.
•	The 12b-1 fees vary by share class as follows:
	•	Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the applicable Fund.
•

Class B and Class C Shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the applicable Fund. This will cause expenses for Class B and Class C Shares to be higher and dividends to be lower than for Class A Shares, Class D Shares, and Class Y Shares.

	•	Class D Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the applicable Fund.
	•	Class I Shares and Class Y Shares do not pay a 12b-1 fee.

Shareholder Information

Distribution Arrangements/Sales Charges
•

The higher 12b-1 fees on Class B and Class C Shares, together with the CDSC, help the Distributor sell Class B and Class C Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

	•	In addition to the 12b-1 fees, Class A Shares are subject to a shareholder servicing fee of up to 0.60%. Class B, Class C and Class D Shares are subject to a shareholder servicing fee of up to 0.25%.
	•	The aggregate of the 12b-1 fees and shareholder servicing fees will not exceed 0.85% for the Class A Shares, 1.00% for the Class B and Class C Shares, and 0.25% for Class D Shares.

Long-term Class B and Class C shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and service fees.

Class B Shares

Investors purchasing shares of the Fund will ordinarily purchase either Class A Shares, Class D Shares, Class I Shares, or Class Y Shares. Class C Shares of the Fund are only available for purchase by customers of HSBC Bank USA sweep programs. Investors will only receive Class B Shares by exchanging the Class B Shares of other HSBC Investor Funds. If you exchange shares of other HSBC Investor Funds for shares of the Fund and wish to sell your shares, Class B Shares may be subject to a contingent deferred sales charge ("CDSC").

Specifically, Class B Shares of the Fund will be subject to a declining CDSC if Class B Shares of any of the HSBC Investor Funds are exchanged for Class B Shares of any of the HSBC Investor Money Market Funds and redeemed within 4 years. In such cases, the CDSC will be:
Years Since Purchase	CDSC as a % of Dollar Amount Subject to Charge

0-1	4.00%
1-2	3.00%
2-3	2.00%
3-4	1.00%
more than 4	None

Shareholder Information

Distribution Arrangements/Sales Charges

The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. There is no CDSC on reinvested dividends or distributions.

If you sell some but not all of your Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature-Class B Shares
•

Class B Shares of the Fund will convert automatically to Class A Shares of the Fund (or Class D Shares, depending on your eligibility), after six years from the beginning of the calendar month in which the Class B Shares were originally purchased.

•

After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares (or Class D Shares) which will increase your investment return compared to the Class B Shares.

•	You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
•

If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares. The dollar value of Class A Shares (or Class D Shares) you receive will equal the dollar value of the Class B shares converted.

Class C Shares

Class C Shares of the Fund are only available for purchase by customers of HSBC Bank USA sweep programs.

Other investors will only receive Class C Shares by exchanging the Class C Shares of other HSBC Investor Funds. If you purchase Class C Shares or exchange Class C Shares of other HSBC Investor Funds for Class C Shares of the Funds and wish to sell your shares, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on the lesser of the current NAV or the NAV at the time of purchase.

Shareholder Information

Distribution Arrangements/Sales Charges

Unlike Class B Shares, Class C Shares have no conversion feature.

Waiver of Sales Charges-Class B Shares and Class C Shares

The following qualify for waivers of sales charges:
•	Distributions following the death or disability of a shareholder.
•	Redemptions representing the minimum distribution from an IRA or a Custodial Account to a shareholder who has reached age 70 1/2 .
•	Redemptions representing the minimum distribution from 401(k) retirement plans where such redemptions are necessary to make distributions to plan participants.

Shareholder Information

Exchanging Your Shares

You can exchange your shares in one Fund for shares of the same class of another HSBC Investor Fund, usually without paying additional sales charges (see "Notes on Exchanges"). No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to HSBC Investor Funds, P.O. Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:
•	Your name and telephone number
•	The exact name on your account and account number
•	Taxpayer identification number (usually your social security number)
•	Dollar value or number of shares to be exchanged
•	The name of the Fund from which the exchange is to be made
•	The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited.

Notes on Exchanges

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

Shareholder Information

Exchanging Your Shares

Class A Shares of the HSBC Investor Funds may be exchanged for Class D Shares of the Fund only if you are otherwise eligible to receive them. In all other cases, you will receive Class A Shares of the Fund in exchange for your Class A Shares of the HSBC Investor Funds.

Shareholder Information

Dividends, Distributions and Taxes

The following information is meant as a general summary for U.S. taxpayers. Please see the Fund's Statement of Additional Information for more information. Because everyone's tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in a Fund.
•	The Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders may be taxed on certain taxable distributions they receive.
•	Any income the Fund receives is paid out, less expenses, to its shareholders.
•

The Fund will generally pay dividends from net investment income on a monthly basis and any capital gains will generally be distributed at least on an annual basis. Unless a shareholder elects to receive dividends in cash, dividends will be automatically invested in additional shares of the Fund. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

•	Dividends are generally taxable as ordinary income; however, distributions of tax-exempt interest income earned by the Fund are expected to be exempt from the regular federal income tax.
•

Distributions of tax-exempt interest income earned by the Fund are expected to be exempt from the regular federal income tax; dividends derived from taxable interest or from short-term capital gain are generally taxed as ordinary income.

•

A portion of such tax-exempt interest distributions may be treated as a tax-preference item (or be included in a corporation's adjusted current earnings) for purposes of the federal and/or state alternative minimum tax.

•

If the Fund declares a dividend in October, November, or December of a year and distributes the dividend in January of the next year, the distribution is treated for U.S. federal income tax purposes as if you received it in the year declared rather than the year received.

•

You will be notified before February 1 of each year about the federal tax status of distributions made by the Funds. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

•

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 28% (in 2003 and 2004) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

•	Foreign shareholders may be subject to special withholding requirements.

Taxable Equivalent Yield Tables

TAXABLE EQUIVALENT YIELD TABLES

The table below shows the approximate taxable yields which are equivalent to tax-exempt yields, for the ranges indicated, under federal income tax laws based upon the applicable 2003 rates. Such yields may differ under the laws applicable to subsequent years if the effect of any such law is to change any tax bracket or the amount of taxable income which is applicable to a tax bracket. Separate calculations, showing the applicable taxable income brackets, are provided for investors who file single returns and for those investors who file joint returns.

FEDERAL TABLE
Taxable Income*		Income Tax Bracket**	Tax-Exempt Yield

Single Return	Joint Return		1.00%	1.50%	2.00%	2.50%	3.00%	3.50%	4.00%	4.50%
			Equivalent Taxable Yield
$ 7,150-$ 29,050	$ 14,300-$ 58,100	15.00%	1.18%	1.76%	2.35%	2.94%	3.53%	4.12%	4.71%	5.29%
$ 29,051-$ 70,350	$ 58,101-$117,250	25.00%	1.33%	2.00%	2.67%	3.33%	4.00%	4.67%	5.33%	6.00%
$ 70,351-$146,750	$117,251-$178,650	28.00%	1.39%	2.08%	2.78%	3.47%	4.17%	4.86%	5.56%	6.25%
$146,751-$319,100	$178,651-$319,100	33.00%	1.49%	2.24%	2.99%	3.73%	4.48%	5.22%	5.97%	6.72%
> $319,101	> $319,101	35.00%	1.54%	2.31%	3.08%	3.85%	4.62%	5.38%	6.15%	6.92%

______________

*	Net amount subject to federal income tax after deductions and exemptions.
**	Effective combined federal tax bracket.

This table does not take into account any taxes other than the regular federal income tax. Also, it is assumed that: (i) there are no federal minimum taxes applicable; and (ii) a shareholder has no net capital gain. Also, this table does not reflect the fact that, due to factors including the federal phase-out of personal exemptions and reduction of certain itemized deductions for taxpayers whose adjusted gross income exceed specified thresholds, a shareholder's effective marginal tax rate may differ from his or her tax bracket rate.

For more information about the Fund, the following document is available free upon request:

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. They are incorporated by reference and legally considered a part of this prospectus.

You can get free copies of the SAI, prospectuses of other Funds of the HSBC Investor Family of Funds, or request other information and discuss your questions about the funds, by contacting a broker or HSBC Brokerage (USA) Inc. at 1-888-525-5757. Or contact the Funds at:

HSBC Investor Funds
PO Box 182845
Columbus, Ohio 43218-2845
Telephone: 1-800-782-8183

You can review the Fund's SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

•

For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8070.

•	Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-4782.

STATEMENT OF ADDITIONAL INFORMATION

HSBC INVESTOR TAX-FREE MONEY MARKET FUND

P.O. Box 182845
Columbus, Ohio 43218-2845
General and Account Information (800) 782-8183 (Toll Free)

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HSBC Asset Management (Americas) Inc. Investment Adviser ("Adviser")	BISYS Fund Services Administrator, Distributor and Sponsor ("BISYS," "Administrator," "Distributor," or "Sponsor")

The HSBC Investor Tax-Free Money Market Fund (the "Fund"), is a separate series of the HSBC Investor Funds (the "Trust"), an open-end, diversified management investment company that currently consists of multiple series, each of which has different and distinct investment objectives and policies. The Fund is described in this Statement of Additional Information. Shares of the Fund are divided into six separate classes, Class A Shares (the "Class A Shares" or "Investor Shares"), Class B Shares (the "Class B Shares"), Class C Shares (the "Class C Shares"), Class D Shares (the "Class D Shares" or "Private Investors Shares"), Institutional Shares ("Class I Shares"), and Class Y Shares (the "Class Y Shares").

Class A Shares, Class D Shares, Class I Shares, and Class Y Shares of the Fund are continuously offered for sale by the Distributor at net asset value (normally $1.00 per share) with no sales charge (i) directly to the public, (ii) to customers of a financial institution, such as a federal or state-chartered bank, trust company or savings and loan association that has entered into a shareholder servicing agreement with the Trust (collectively, "Shareholder Servicing Agents"), and (iii) to customers of a securities broker that has entered into a dealer agreement with the Distributor. Class B Shares and Class C Shares of the Fund may be acquired only through an exchange of shares from the corresponding class of other funds of the Trust.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS ONLY AUTHORIZED FOR DISTRIBUTION WHEN PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND DATED [             ] (THE "PROSPECTUS"). This Statement of Additional Information contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus and Statement of Additional Information may be obtained without charge by writing or calling the Trust at the address and telephone number printed above.

References in this Statement of Additional Information to the "Prospectus" are to the Prospectus, dated [               ] of the Trust by which shares of the Fund are offered. Unless the context otherwise requires, terms defined in the Prospectus have the same meaning in this Statement of Additional Information as in the Prospectus.

[             ]

TABLE OF CONTENTS
INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS
Municipal Obligations
"When-Issued" Municipal Obligations
U.S.Government Securities
Lending of Portfolio Securities
Selection of Money Market Investments
Interest Rates
Illiquid Investments, Rule 144A Securities, and Section 4(2) Securities
Investments in Other Investment Companies
Portfolio Transactions
INVESTMENT RESTRICTIONS
Percentage and Rating Restrictions
PERFORMANCE INFORMATION
MANAGEMENT OF THE TRUST
Trustees and Officers
Board of Trustees
TRUSTEE COMPENSATION
Investment Adviser
Distribution Plans -- Class A, Class B, Class C, and Class D Shares Only
The Distributor and Sponsor
Administrative Services Plan
Fund Administrator
Transfer Agent
Custodian and Fund Accounting Agent
Shareholder Servicing Agents
Federal Banking Law
Expenses
DETERMINATION OF NET ASSET VALUE
PURCHASE OF SHARES
Exchange Privilege
Automatic Investment Plan
Purchases Through a Shareholder Servicing Agent or a Securities Broker
Contingent Deferred Sales Charge ("CDSC") - Class B Shares
Conversion Feature -- Class B Shares
Level Load Alternative -- Class C Shares
REDEMPTION OF SHARES
Systematic Withdrawal Plan
Redemption of Shares Purchased Directly Through the Distributor
Check Redemption Service
DIVIDENDS AND DISTRIBUTIONS
DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES
TAXATION
Federal Income Tax
Distributions in General
OTHER INFORMATION
Capitalization
Independent Auditors
Counsel
Code of Ethics
Registration Statement
Financial Statements
Shareholder Inquiries
General and Account Information

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

The following information supplements the discussion of the investment objective and policies of the Fund discussed under the caption "Investment Objective and Strategies" in the Prospectus.

The investment objective of the Fund is to provide shareholders of the Fund with liquidity and as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. The Fund seeks to achieve its investment objective by investing its assets in a portfolio of the highest quality money market instruments with maturities of 397 days or less. Under normal market conditions, the Fund will primarily invest in high, grade, short-term municipal obligations.

The Fund will invest only in the highest quality securities that the Adviser believes present minimal credit risk. Highest quality securities are securities rated at the time of acquisition in the highest category (i.e., A-1/P- 1) by at least two nationally recognized rating services (or, if only one rating service has rated the security, by that service) or, if the security is unrated, judged to be of equivalent quality by the Adviser. The Fund will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than 397 days. The Fund may invest in variable or floating rate securities which bear interest at rates subject to periodic adjustment or which provide for periodic recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand. The Fund follows investment and valuation policies designed to maintain a stable net asset value of $1.00 per share. There is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

Municipal Obligations

The Fund seeks its investment objective by investing at least 80% of its assets in short-term, high quality, fixed rate and variable rate obligations issued by a state, territory or possession of the United States, and their authorities, agencies, political subdivisions and instrumentalities and other qualifying issuers, the interest on which is exempt from federal income taxes, including participation interests issued by banks, insurance companies or other financial institutions with respect to such obligations. (Such obligations whether or not the interest thereon is subject to the federal alternative minimum tax, are referred herein as "Municipal Obligations.") In determining the tax status of interest on Municipal Obligations, the Adviser relies on opinions of bond counsel who may be counsel to the issuer.

The Adviser will normally invest at least 80% of the Fund's net assets in tax exempt obligations. This is not a fundamental policy and may be changed by the Board of Trustees of the Trust, without a vote of shareholders, upon 60 days' prior notice. The Fund may invest up to 20% of its assets in obligations the interest income on which is subject to federal income tax or the federal alternative minimum tax. Uninvested cash reserves may be held temporarily for the Fund pending investment.

"When-Issued" Municipal Obligations

The Fund may invest in "when-issued" municipal obligations. New issues of municipal obligations may be offered on a "when-issued" or "forward delivery" basis. The payment obligation and the interest rate that will be received on the municipal obligations offered on this basis are each fixed at the time the Fund commits to the purchase, although settlement, i.e., delivery of and payment for the municipal obligations, takes place beyond customary settlement time (but normally within 45 days of the commitment). Between the time the Fund commits to purchase the "when-issued" or "forward delivery" municipal obligation and the time delivery and payment are made, the "when-issued" or "forward delivery" municipal obligation is treated as an asset of the Fund and the amount which the Fund is committed to pay for that municipal obligation is treated as a liability of a Fund. No interest on a "when-issued" or "forward delivery" municipal obligation is accrued for Fund until delivery occurs. Although the Fund only makes commitments to purchase "when-issued" or "forward delivery" municipal obligations with the intention of actually acquiring them, the Fund may sell these obligations before the settlement date if deemed advisable by the Adviser.

Purchasing municipal obligations on a "when-issued" or "forward delivery" basis can involve a risk that the yields available in the market on the settlement date may actually be higher (or lower) than those obtained in the transaction itself and, as a result, the "when-issued" or "forward delivery" municipal obligation may have a lesser (or greater) value at the time of settlement than the Fund's payment obligation with respect to that municipal obligation. Furthermore, if the Fund sells the "when-issued" or "forward delivery" municipal obligation before the settlement date or if the Fund sells other obligations from the Fund's portfolio in order to meet the payment obligations, the Fund may realize a capital gain, which is not exempt from federal or state income taxation.

Municipal obligations purchased on a "when-issued" or "forward delivery" basis and the securities held in the Fund's portfolio are subject to changes in value (both generally changing in the same way, that is, both experiencing appreciation when interest rates decline and depreciation when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. In order to invest the Fund's assets immediately, while awaiting delivery of securities purchased on a "when-issued" or "forward delivery" basis, short-term obligations that offer same day settlement and earnings normally are purchased. Although short-term investments normally are in tax-exempt securities, short-term taxable securities may be purchased if suitable short-term tax-exempt securities are not available. A separate account of the Fund consisting of cash, cash equivalents or high quality debt securities equal to the amount of the "when-issued" or "forward delivery" commitments is established at the Fund's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities are valued at market value. If the market value of such securities declines, additional cash or high quality debt securities are placed in the account daily so that the value of the account equals the amount of the Fund's commitments. On the settlement date of the "when-issued" or "forward delivery" securities, the Fund's obligations are met from then-available cash flow, sale of securities held in the separate account, sale of other securities or, although not normally expected, from sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or lesser than the Fund's payment obligations).

U.S. Government Securities

The Fund may invest in U.S. Government Securities. U.S. Government securities include bills, notes, and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. Government.

Some U.S. Government securities are supported by the direct full faith and credit pledge of the U.S. Government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. Government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

Lending of Portfolio Securities

The Fund may, subject to the restrictions set forth under "Investment Restrictions," make loans of portfolio securities to brokers, dealers and financial institutions if cash or cash equivalent collateral, including letters of credit, equal to at least 102% of the current market value of the securities loaned (including accrued dividends and interest thereon) plus the interest payable with respect to the loan is maintained by the borrower with the lending Fund in a segregated account. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. In determining whether to lend a security to a particular broker, dealer or financial institution, the Adviser will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution and whether the income to be earned from the loan justifies the attendant risks. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities which the Fund may receive as collateral will not become part of the Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof which is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund an amount equal to any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower which has delivered cash equivalent collateral.

The Fund will not loan securities having an aggregate value which exceeds 33 1/3% of the current value of the Fund's total assets. Loans of securities will be subject to termination at the lender's or the borrower's option. The Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Fund, its investment adviser or sub-adviser.

Selection of Money Market Investments

The Fund may invest in bank certificates of deposit and bankers' acceptances issued by banks having deposits in excess of $2 billion (or the foreign currency equivalent) at the close of the last calendar year. Should the Trustees decide to reduce this minimum deposit requirement, shareholders would be notified and this prospectus supplemented.

Securities issued or guaranteed as to principal and interest by the U.S. government include a variety of Treasury securities, which differ in their interest rates, maturities and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government may or may not be supported by the full faith and credit of the United States or by the right of the issuer to borrow from the Treasury.

Considerations of liquidity and preservation of capital mean that the Fund may not necessarily invest in money market instruments paying the highest available yield at a particular time. Consistent with its investment objectives, the Fund will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. The Fund will also invest to take advantage of what the Adviser believes to be temporary disparities in yields of different segments of the high-grade money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations purchased by the Fund, may result in frequent changes in the Fund's portfolio. Portfolio turnover may give rise to taxable gains. The Fund do not usually pay brokerage commissions in connection with the purchase or sale of portfolio securities.

Interest Rates

The value of the fixed income securities in the Fund's portfolio can be expected to vary inversely with changes in prevailing interest rates. Although the Fund's investment policies are designed to minimize these changes and to maintain a net asset value of $1.00 per share, there is no assurance that these policies will be successful. Withdrawals by shareholders could require the sale of portfolio investments at a time when such a sale might not otherwise be desirable.

Illiquid Investments, Rule 144A Securities, and Section 4(2) Securities

The Fund may invest up to 10% of its assets in securities that are illiquid by virtue of the absence of a readily available market, or because of legal or contractual restrictions on resale. This policy does not limit the acquisition of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 or commercial paper issued pursuant to Section 4(2) under the Securities Act of 1933 that are determined to be liquid in accordance with guidelines established by the Board of Trustees. There may be delays in selling these securities and sales may be made at less favorable prices.

The Adviser may determine that a particular Rule 144A or Section 4(2) security is liquid and thus not subject to the Portfolio's limits on investment in illiquid securities, pursuant to guidelines adopted by the Board of Trustees. Factors that the Adviser must consider in determining whether a particular Rule 144A security is liquid include the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, dealer undertakings to make a market in the security, and the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in Rule 144A securities could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutions might become, for a time, uninterested in purchasing these securities.

Investments in Other Investment Companies

The Trust may, in the future, seek to achieve the investment objective of the Fund by investing all of their assets in a no-load, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund. In such event, the investment advisory contracts for these Fund would be terminated and the administrative services fees paid by the Fund would be reduced. Such investment would be made only if the Trustees of the Trust believe that the aggregate per share expenses of the Fund and such other investment company will be less than or approximately equal to the expenses which the Fund would incur if the Trust were to continue to retain the services of an investment adviser for the Fund and the assets of the Fund were to continue to be invested directly in portfolio securities.

Portfolio Transactions

Purchases and sales of securities will usually be principal transactions. Portfolio securities normally will be purchased or sold from or to issuers directly or from or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing portfolio securities transactions for the Fund primarily consists of dealer spreads and underwriting commissions. Under the Investment Company Act of 1940 (the "1940 Act"), persons affiliated with the Fund or the Sponsor are prohibited from dealing with the Fund as a principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Securities and Exchange Commission.

The Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities for the Fund. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund's shareholders rather than by any formula. In placing orders for the Fund, the primary consideration is prompt execution of orders in an effective manner at the most favorable price, although the Fund does not necessarily pay the lowest spread or commission available. Other factors taken into consideration are the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities. To the extent consistent with applicable legal requirements, the Adviser may place orders for the purchase and sale of Fund investments for the Fund with a broker-dealer affiliate of the Adviser.

The Adviser may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid from the Fund is not reduced because the Adviser and its affiliates receive such services.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to the Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction, provided the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or their respective overall responsibilities to the Fund or to their other clients. Not all of such services are useful or of value in advising the Fund.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, and subject to seeking the most favorable price and execution available, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

Investment decisions for the Fund and for the other investment advisory clients of the Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought for certain clients even though it could have been sold for other clients at the same time, and a particular security may be sold for certain clients even though it could have been bought for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. In some instances, one client may sell a particular security to another client. Two or more clients may simultaneously purchase or sell the same security, in which event each day's transactions in that security are, insofar as practicable, averaged as to price and allocated between such clients in a manner which in the Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. In addition, when purchases or sales of the same security for the Fund and for other clients of the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchases or sales. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients in terms of the price paid or received or of the size of the position obtainable. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, the Adviser believes that the Fund's ability to participate in volume transactions will produce better executions for the Fund.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions with respect to the Fund which may not be changed without approval by holders of a "majority of the outstanding shares" of the Fund, which, as used in this Statement of Additional Information, means the vote of the lesser of (i) 67% or more of the outstanding "voting securities" of the Fund present at a meeting, if the holders of more than 50% of the outstanding "voting securities" of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding "voting securities" of the Fund. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

The Trust, on behalf of the Fund, may not:
(1)

borrow money, except that, as a temporary measure for extraordinary or emergency purposes, the Fund may borrow from banks in an amount not to exceed 1/3 of the value of the net assets of the Fund including the amount borrowed (moreover, the Trust (on behalf of the Fund) may not purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund) taken in each case at market value;

(2)	underwrite securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the 1933 Act in selling a portfolio security for the Fund;
(3)

make loans to other persons except (a) through the lending of securities held by the Fund, but not in excess of 1/3 of the Fund's net assets taken at market value, (b) through the use of fixed time deposits or repurchase agreements or the purchase of short term obligations, (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this Investment Restriction (4), the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

(4)

purchase or sell real estate (including limited partnership interests, but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Trust reserves the freedom of action to hold and to sell for the Fund real estate acquired as a result of its ownership of securities);

(5)

concentrate its investments in any particular industry (except for obligations of the U.S. Government and domestic banks), but, if it is deemed appropriate for the achievement of the Fund's investment objective, up to 25% of the assets of the Fund (taken at market value at the time of each investment) may be invested in any one industry;

(6)

issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above;

(7)	pledge, mortgage or hypothecate for any purpose in excess of 10% of the net assets of the Fund (taken at market value);
(8)

invest more than 10% of the net assets of the Fund in securities that are not readily marketable, including debt securities for which there is no established market and fixed time deposits and repurchase agreements maturing in more than seven days;

(9)	write, purchase or sell any put or call option or any combination thereof;
(10)	purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held for the Fund; or

Percentage and Rating Restrictions

If a percentage restriction or a rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by the Fund or a later change in the rating of a security held by the Fund is not considered a violation of policy. However, the Adviser will consider such change in its determination of whether to hold the security. Additionally, if such later change results in the Fund holding more than 10% of its net assets in illiquid securities, the Fund will take such action as is necessary to reduce the percentage of the Fund's net assets invested in illiquid securities to 10% or less. To the extent the ratings given by Moody's Investors Service, Inc. or Standard & Poor's Rating Services may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to use comparable ratings as standards for investments in accordance with the investment policies set forth in the Prospectus.

PERFORMANCE INFORMATION

From time to time the Trust may provide annualized "yield," "effective yield" and "tax equivalent yield" quotations for the Fund in advertisements, shareholder reports or other communications to shareholders and prospective investors. The methods used to calculate the Fund's yield, effective yield and tax equivalent yield are mandated by the Securities and Exchange Commission. The yield for the Fund will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular seven-day period, less a pro rata share of Fund expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Fund assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)(365/7)] - 1

Performance information for the Funds may be compared, in reports and promotional literature, to: (i) unmanaged indices so that investors may compare the Funds' results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general, (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies (including IBC/Donoghue's Money Fund Reports), publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yield of the Fund varies based on the type, quality and maturities of the obligations held for the Fund, fluctuations in short-term interest rates, and changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate yields should be considered when comparing the yield of the Fund to yields published for other investment companies or other investment vehicles.

A Shareholder Servicing Agent or a securities broker, if applicable, may charge its customers direct fees in connection with an investment in the Fund, which will have the effect of reducing the net return on the investment of customers of that Shareholder Servicing Agent or that securities broker. Specifically, investors who purchase and redeem shares of the Fund through a Shareholder Servicing Agent may be charged one or more of the following types of fees as agreed upon by the Shareholder Servicing Agent and the investor, with respect to the customer services provided by the Shareholder Servicing Agent: account fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on those assets). Such fees will have the effect of reducing the yield and effective yield of the Fund for those investors.

Conversely, the Trust has been advised that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund, which will have the effect of increasing the net return on the investment of such customers of those Shareholder Servicing Agents. Such customers may be able to obtain through their Shareholder Servicing Agent or securities broker quotations reflecting such decreased or increased return.

MANAGEMENT OF THE TRUST

Trustees and Officers

The names of the Trustees, their addresses, ages/dates of birth, positions, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee are set forth below.

Trustees
Name, Address, and Age/Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Non-Interested Trustees
Frederick C. Chen P.O. Box 182845 Columbus, Ohio 43218 Date of Birth: April 22, 1927	Trustee	Indefinite; 1990 to present	Management Consultant (1/88 to present).	27	None
Larry M. Robbins P.O. Box 182845 Columbus, Ohio 43218 Date of Birth: December 2, 1938	Trustee	Indefinite; 1987 to present	Director for the Center of Teaching and Learning, University of Pennsylvania	27	None
Alan S. Parsow P.O. Box 818 Elkhorn, NE 68022 Date of Birth: January 16, 1950	Trustee	Indefinite; 1987 to present	General Partner of Parsow Partnership, Ltd. (1989 to present).	27	None
Michael Seely 475 Lexington Avenue New York, NY 10017 Date of Birth: June 7, 1945	Trustee	Indefinite; 1987 to present	President of Investor Access Corporation (investor relations consulting firm)	27	None
Interested Trustees
Leslie E. Bains* 452 Fifth Avenue 26th Floor New York, NY 10018 Date of Birth: July 28, 1943	Trustee	Indefinite; 2000 to present	Senior Executive Vice President, HSBC Bank USA, (2000 to present); Executive Vice President, Republic National Bank (1993 to 1999).	27	None

* Ms. Bains is an "interested person" as that term is defined in the 1940 Act.

The names of the Officers, their addresses, ages, position(s) held with the Trust, and principal occupation(s) during the past five years are described in the table below. Unless otherwise indicated, the address for each Officer is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Officers
Name, Address, and Age/Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Walter B. Grimm* 3435 Stelzer Road Columbus, Ohio 43219 Date of Birth: June 3, 1945	President and Secretary	Indefinite; 1997 to present	Employee of BISYS Fund Services, Inc. (6/92 to present).
Richard F. Froio* 60 State Street Suite 1300 Boston, Massachusetts Date of Birth: September 12, 1968	Vice President	Indefinite; 1999 to present	Employee of BISYS Fund Services, Inc. (4/99 to present); Legal Product Manager, Loomig, Sayles & Co. (3/93 to 4/99).
Mark L. Suter* 90 Park Avenue 10th Floor New York, NY 10016 Date of Birth: August 6, 1962	Vice President	Indefinite; 2000 to present	Employee of BISYS Fund Services, Inc. (1/00 to present); Vice President of Client Services, Seligman Data (6/97 to 12/99); Vice President, Capitalink (2/96 to 5/97).
Salvatore Iocolano 452 5th Avenue 18th Floor New York, NY 10018 Date of Birth: August 6, 1962	Vice President	Indefinite; 2002 to present

Senior Compliance Officer, HSBC Asset Management (Americas) Inc. (2001 to present); Director of Compliance, KPMG Investment Advisers (8/99 to 3/01); Director of Compliance, Oppenheimer Capital (3/98 to 8/99); Securities Compliance Examiner, U.S. Securities and Exchange Commission (3/95 to 3/98)

Nadeem Yousaf* 3435 Stelzer Road Columbus, Ohio 43219 Date of Birth: January 26, 1969	Treasurer	Indefinite; 1999 to present	Employee of BISYS Fund Services, Inc. (7/99 to present); Director, Investors Bank & Trust, Canadian Operations (3/97 to 5/99).
Lisa M. Hurley* 90 Park Avenue New York, New York 10016 Date of Birth: May 29, 1955	Secretary	Indefinite; 2000 to present

Senior Vice President and General Counsel of BISYS Fund Services (5/98 to present); General Counsel of Moore Capital Management, Inc. (10/93 to 5/96); Senior Vice President and General Counsel of Northstar Investment Management Corporation

Alaina Metz* 3425 Stelzer Road Columbus, Ohio 43219 Date of Birth: April 4, 1967	Assistant Secretary	Indefinite; 1996 to present	Employee of BISYS Fund Services, Inc. (6/95 to present).

* Messrs. Grimm, Froio and Yousaf and Mss. Hurley and Metz also are officers of certain other investment companies of which BISYS or an affiliate is the administrator.

Board of Trustees

Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. The Trustees elect the officers of the Trust to supervise actively its day-to-day operations.

Committees

The Trustees have established an audit committee, a valuation committee, and a nominating and corporate governance committee.

Audit Committee

The Audit Committee, which is composed of at least three independent trustees, is to oversee the financial reporting and internal accounting controls of the Trust. The Audit Committee is currently chaired by Mr. Chen. The Audit Committee (i) recommends to the Board of Trustees the selection of an independent public accounting firm; (ii) annually reviews the scope of the proposed audit, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the annual audit with the independent auditors; (iv) reviews the annual financial statements of the Fund; and (v) reviews the adequacy and effectiveness of internal controls and procedures. The Audit Committee held two meetings during the last year.

Valuation Committee

The Valuation Committee includes at least one of the independent ("disinterested") Trustees of the Trust elected by the Board of Trustees and representatives from HSBC Asset Management (Americas) Inc. and BISYS Fund Services. This committee is currently chaired by Mr. Parsow. This committee is to oversee the implementation of each Fund's valuation procedures and to make fair value determinations on behalf of the Board of Trustees as specified in the Funds' Valuation Procedures. The Valuation Committee held no meetings during the last year.

Nominating and Corporate Governance Committee

The Nominating and Corporate Governance Committee is composed entirely of independent trustees and may be comprised of one or more such independent trustees. This committee is currently chaired by Mr. Seely. This committee (i) makes nominations for trustee membership on the Board; (ii) evaluates on a periodic basis the operations and effectiveness of the Board as a whole; (iii) periodically reviews the composition of the Board to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) periodically reviews Board governance procedures and shall recommend any appropriate changes to the full Board; and (v) periodically reviews trustee compensation and shall recommend any appropriate changes to the Board as a group. This committee held no meetings during the last year.

Listed below for each Trustee is a dollar range of securities beneficially owned in the Trust together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2002.
Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Frederick C. Chen	none	$50,001-$100,000
Alan S. Parsow	none	none
Larry M. Robbins	none	$10,001-$50,000
Michael Seely	none	none
Leslie E. Bains	none	over $100,000

No non-interested Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the principal underwriter of the Trust, or any entity controlling, controlled by or under common control with the Advisor or the principal underwriter of the Trust (no including registered investment companies). Set forth in the table below is information regarding each non-interested Trustee's (and his immediate family members') share ownership in securities of the Advisor, the principal underwriter of the Trust, and any entity controlling, controlled by or under common control with the Advisor or principal underwriter of the Trust (not including registered investment companies).
Name of Trustee	Name of Owners and Relationships to Trustee	Company	Title of Class	Value of Securities	Percent of Class
Frederick C. Chen	none	none	none	none	none
Larry M. Robbins	none	none	none	none	none
Alan S. Parsow	none	none	none	none	none
Michael Seely	none	none	none	none	none

As of [______], the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of the Fund.

No non-interested Trustee or immediate family member has during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; (ii) any securities interest in the principal underwriter of the Trust or the Advisor or their affiliates (other than the Trust); or (iii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

the Funds;
an officer of the Funds;
an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the Funds;

an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the Funds;

the Adviser or principal underwriter of the Funds;
an officer of the Adviser or principal underwriter of the Funds;
a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Funds; or
an officer of a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Funds.

Trustee Compensation

The Trust pays each Trustee who is not an "interested person" of the Trust (as defined in the 1940 Act) an annual retainer of $20,000 and a fee of $2,000 for each regular meeting of the Board of Trustees and a fee of $1,000 for each committee meeting, except that Mr. Robbins received an annual retainer of $25,000 and a fee of $2,500 for each regular meeting attended and $1,250 for each committee meeting. For the fiscal year ended October 31, 2003, the Trust paid the following compensation to the Trustees of the Trust.
Name of Person, Position	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued as Part of Funds Expenses*	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex** Paid to Directors
Fredrick C. Chen, Trustee	$0	None	None	[$]
Alan S. Parsow, Trustee	$0	None	None	[$]
Larry M. Robbins, Trustee	$0	None	None	[$]
Michael Seely, Trustee	$0	None	None	[$]
Leslie E. Bains, Trustee	$0	None	None	$0

* The Trust does not accrue pension or retirement benefits as part of Fund expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.

** The Fund Complex consisted of HSBC Investor Funds, HSBC Advisor Funds Trust, HSBC Investor Portfolios, offshore feeders into the Portfolio Trust, and three stand-alone offshore funds.

Investment Adviser

HSBC Asset Management (Americas) Inc. is the investment adviser to the Fund pursuant to an investment advisory contract (the "Advisory Contract") with the Trust. For its services, the Adviser is entitled to a fee from the Fund, computed daily and paid monthly, equal on an annual basis to 0.10% of the Fund's average daily net assets.

The Advisory Contract will continue in effect with respect to the Fund, provided such continuance is approved at least annually (i) by the holders of a majority of the outstanding voting securities of the Fund or by the Trust's Board of Trustees, and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Advisory Contract may be terminated with respect to the Fund without penalty by either party on 60 days' written notice and will terminate automatically if assigned.

The Adviser, located at 452 Fifth Avenue, New York, New York 10018, is a wholly- owned subsidiary of HSBC Bank USA ("HSBC"), which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company. No securities or instruments issued by HSBC USA, Inc. or HSBC will be purchased for the Fund.

The Advisory Contract for the Fund provides that the Adviser will manage the portfolio of the Fund and will furnish to the Fund investment guidance and policy direction in connection therewith. The Adviser has agreed to provide to the Trust, among other things, information relating to composition, credit conditions and average maturity of the portfolio of the Fund. Pursuant to the Advisory Contract, the Adviser also furnishes to the Trust's Board of Trustees periodic reports on the investment performance of the Fund. The Adviser may, out of its own resources, assist in marketing the Fund's shares.

The Adviser has also entered into an Operational Support Services Agreement to provide operational support services in connection with the operation of the Fund. For its services, the Adviser is entitled to a fee from the Fund, computed daily and paid monthly, equal on an annual basis to 0.10% of the Fund's average daily net assets. Operational support services provided by the Adviser include, among other things, (i) data processing, clerical and bookkeeping services required in connection with maintaining the financial accounts and records for the Fund, (ii) compiling statistical and research data required for the preparation of reports and statements which are periodically distributed to the Fund's officers and Trustees, (iii) handling general shareholder relations with Fund investors, such as advice as to the status of their accounts, the current yield and dividends declared to date and assistance with other questions related to their accounts, and (iv) compiling information required in connection with the Fund's filings with the Securities and Exchange Commission.

If the Adviser were prohibited from performing any of its services for the Trust, it is expected that the Board of Trustees would recommend to the Fund's shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Board.

The investment advisory services of the Adviser to the Fund are not exclusive under the terms of the Advisory Contract. The Adviser is free to and does render investment advisory services to others.

The Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission ("SEC") that allows the Adviser to enter into new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trust must approve any new or amended agreements with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement providing details about the appointment of the new sub-adviser will be mailed to shareholders within 120 days of the change in sub-adviser. Shareholders will also receive an information statement describing material changes to a sub-advisory contract between the Adviser and a sub-adviser with 120 days of the material change. The Adviser remains responsible for the performance of each Fund, oversees sub-advisers to ensure compliance with each Fund's investment policies and guidelines, and monitors each sub-adviser's adherence to its investment style and performance results in order to recommend any changes in a sub-adviser to the Trust's Board of Trustees.

The Board of Trustees approved the Advisory Contract with respect to the Fund in a meeting on December 15, 2003. In determining whether it was appropriate to approve the Advisory Contract, the Board of Trustees requested information, provided by the Adviser, that it believed to be reasonably necessary to reach its conclusion. The Board of Trustees carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. Based on its review of the information requested and provided, the Board of Trustees determined that the Advisory Contract is consistent with the best interests of the Fund to which it applies and its shareholders, and enables the Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. The Board of Trustees made these determinations on the basis of the following considerations, among others:

  The investment advisory fees payable to the Adviser under the Advisory Contract are fair and reasonable in light of the services to be provided, the anticipated costs of these services, the profitability of the Adviser's relationship with the Fund, and the comparability of the proposed fee to fees paid by comparable mutual funds;

  The nature, quality and extent of the investment advisory services expected to be provided by the Adviser, in light of the high quality services provided to the other mutual funds advised by the Adviser and their historic performance, including achievement of stated investment objectives;

  The Adviser's representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with significant portfolio management experience;

  The Adviser's entrepreneurial commitment to the management and success of the Fund, which could entail a substantial commitment of resources to the successful operation of the Fund; and

  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Adviser.

Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board of Trustees unanimously approved the Advisory Contract with respect to the Fund.

Distribution Plans -- Class A, Class B, Class C, and Class D Shares Only

Four Distribution Plans have been adopted by the Trust (the "Distribution Plans") with respect to the Class A Shares (the "Class A Plan"), the Class B Shares (the "Class B Plan"), Class C Shares (the "Class C Plan"), and Class D (the "Class D Plan") of the Fund. The Distribution Plans provide that they may not be amended to increase materially the costs which either the Class A Shares, Class B Shares, Class C Shares and Class D Shares may bear pursuant to the Class A Plan, Class B Plan, Class C Plan and Class D Plan without approval by shareholders of the Class A Shares, Class B Shares, Class C Shares and Class D Shares, respectively, and that any material amendments of the Distribution Plans must be approved by the Board of Trustees, and by the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operation of the Distribution Plans or in any related agreement ("Qualified Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") has been committed to the discretion of the Independent Trustees. The Distribution Plans have been approved, and are subject to annual approval, by the Board of Trustees and by the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting on the Distribution Plans. In adopting the Class A Plan, Class B Plan, Class C Plan and Class D Plan, the Trustees considered alternative methods to distribute the Class A Shares, Class B Shares, Class C Shares and Class D Shares and to reduce each class's expense ratio and concluded that there was a reasonable likelihood that each Distribution Plan will benefit their respective class and that class's shareholders. The Distribution Plans are terminable with respect to the Class A Shares, Class B Shares, Class C Shares or Class D Shares at any time by a vote of a majority of the Qualified Trustees or by vote of the holders of a majority of that class.

The Distributor and Sponsor

BISYS Fund Services ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, acts as sponsor and distributor to the Fund under a Distribution Contract with the Trust. The Distributor may, out of its own resources, make payments to broker-dealers for their services in distributing Shares. BISYS and its affiliates also serve as administrator or distributor to other investment companies. BISYS is a wholly-owned subsidiary of BISYS Group, Inc.

The Distributor may, out of its own resources, make payments to broker-dealers for their services in distributing Shares. Such compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of such Shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. None of the aforementioned compensation is paid by the Fund or its Shareholders.

Pursuant to the Distribution Plans adopted by the Trust, the Distributor is reimbursed from the Fund monthly for costs and expenses incurred by the Distributor in connection with the distribution of Class A Shares, Class B Shares, Class C Shares and Class D Shares of the Fund and for the provision of certain shareholder services with respect to these Shares. Payments to the Distributor are for various types of activities, including: (1) payments to broker-dealers which advise shareholders regarding the purchase, sale or retention of Class A Shares, Class B Shares, Class C Shares and Class D Shares of the Fund and which provide shareholders with personal services and account maintenance services ("service fees"), (2) payments to employees of the Distributor, and (3) printing and advertising expenses. Pursuant to the Class A and Class D Plan, the amount of their reimbursement from the Fund may not exceed on an annual basis 0.25% of the average daily net assets of the Fund represented by Class A Shares outstanding during the period for which payment is being made. Pursuant to the Class B Plan and Class C Plan, respectively, such payments by the Distributor to broker-dealers may be in amounts on an annual basis of up to 0.75% of the Fund's average daily net assets as presented by Class B Shares and Class C Shares, respectively, outstanding during the period for which payment is being made. The aggregate fees paid to the Distributor pursuant to the Class B Plan and Class C Plan, respectively, and to Shareholder Servicing Agents pursuant to the Administrative Services Plan will not exceed on an annual basis 1.00% of the Fund's average daily net assets represented by Class B Shares and Class C Shares, respectively, outstanding during the period for which payment is being made. Pursuant to the Class D Plan, the amount of their reimbursement from the Fund may not exceed on an annual basis 0.25% of the average daily net assets of the Fund represented by Class D Shares outstanding during the period for which payment is being made. Salary expense of BISYS personnel who are responsible for marketing shares of the various series of the Trust may be allocated to such series on the basis of average net assets; travel expense is allocated to, or divided among, the particular series for which it is incurred.

Any payment by the Distributor or reimbursement of the Distributor from the Fund made pursuant to the Distribution Plans is contingent upon the Board of Trustees' approval. The Fund is not liable for distribution and shareholder servicing expenditures made by the Distributor in any given year in excess of the maximum amount payable under the Distribution Plans in that year.

Administrative Services Plan

The Trust has adopted an Administrative Services Plan which provides that the Trust may obtain the services of an administrator, transfer agent, custodian, and one or more Shareholder Servicing Agents, and may enter into agreements providing for the payment of fees for such services. The Administrative Services Plan continues in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Administrative Services Plan or in any agreement related to such Plan ("Qualified Trustees"). The Administrative Services Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or with respect to the Class A, Class B Shares, Class C Shares, Class D Shares, Class I Shares, or Class Y Shares by a majority vote of shareholders of that class. The Administrative Services Plan may not be amended to increase materially the amount of permitted expenses thereunder with respect to the Class A Shares, Class B Shares, Class C Shares, Class D Shares, Class I Shares, or Class Y Shares without the approval of a majority of shareholders of that class, and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees.

Fund Administrator

Pursuant to an Administration Agreement, BISYS provides the Trust with general office facilities and supervises the overall administration of the Trust and the Fund, including, among other responsibilities, assisting in the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations and arranging for the maintenance of books and records of the Fund. BISYS provides persons satisfactory to the Board of Trustees of the Trust to serve as officers of the Trust. Such officers, as well as certain other employees and Trustees of the Trust, may be directors, officers or employees of BISYS or its affiliates. The Fund administrator may, out of its resources, assist in marketing the Fund's shares.

For these services and facilities, BISYS receives from the Fund fees payable monthly at an annual rate equal to 0.10% of the first $1 billion of the Fund's average daily net assets, 0.08% of the next $1 billion of such assets; and 0.07% of such assets in excess of $2 billion.

The Administration Agreement was renewed upon its expiration on March 31, 2001, and automatically will continue in effect thereafter from year to year unless terminated upon 60 days' written notice to BISYS. The Administration Agreement will terminate automatically in the event of its assignment. The Administration Agreement also provides that neither BISYS nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.

Transfer Agent

The Trust has entered into Transfer Agency Agreements with BISYS, pursuant to which BISYS acts as transfer agent (the "Transfer Agent"). The Transfer Agent maintains an account for each shareholder of the Fund (unless such account is maintained by the shareholder's securities-broker, if applicable, or Shareholder Servicing Agent), performs other transfer agency functions, and act as dividend disbursing agent for the Fund. The principal business address of BISYS is 3435 Stelzer Road, Columbus, OH 43219.

Custodian and Fund Accounting Agent

Pursuant to a Custodian Agreement, HSBC also acts as the custodian of the Fund's assets (the "Custodian"). The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Fund's investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts in order to calculate the daily net asset value of Shares of the Fund. Securities held for the Fund may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company. The Custodian does not determine the investment policies of the Fund or decide which securities will be purchased or sold for the Fund. For its services, HSBC receives such compensation as may from time to time be agreed upon by it and the Trust.

BISYS serves as the fund accounting agent for the Fund. For the fiscal year ended October 31, 2002, the aggregate amount of fund accounting fees paid by the Fund was $68,248.

Shareholder Servicing Agents

The Trust has entered into a shareholder servicing agreement (a "Servicing Agreement") with each Shareholder Servicing Agent, including HSBC, pursuant to which a Shareholder Servicing Agent, as agent for its customers, among other things: answers customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions of Class A Shares, Class B Shares, Class C Shares, Class D, Class I Shares, and Class Y Shares, of the Fund may be effected and certain other matters pertaining to the Fund; assists shareholders in designating and changing dividend options, account designations and addresses; provides necessary personnel and facilities to establish and maintain shareholder accounts and records; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Shares; verifies and guarantees shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnishes (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) monthly and year-end statements and confirmations of purchases and redemptions; transmits, on behalf of the Trust, proxy statements, annual reports, updated prospectuses and other communications from the Trust to the Fund's shareholders; receives, tabulates and transmits to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Fund or the Trust; and provides such other related services as the Trust or a shareholder may request. With respect to Class A, Class B Shares, Class C, and Class D Shares, each Shareholder Servicing Agent receives a fee from the Fund for these services, which may be paid periodically, determined by a formula based upon the number of accounts serviced by such Shareholder Servicing Agent during the period for which payment is being made, the level of activity in accounts serviced by such Shareholder Servicing Agent during such period, and the expenses incurred by such Shareholder Servicing Agent.

The Trust understands that some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of this Prospectus, in addition to or different from those imposed by the Trust, such as requiring a different minimum initial or subsequent investment, account fees (a fixed amount per transaction processed), compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered), or account maintenance fees (a periodic charge based on a percentage of the assets in the account or of the dividends paid on those assets). Each Shareholder Servicing Agent has agreed to transmit to its customers who are holders of Shares appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to the imposition of any transaction fees. Conversely, the Trust understands that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts.

Federal Banking Law

The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, HSBC's and the Adviser's activities remain subject to, and may be limited by, applicable federal banking law and regulations. HSBC and the Adviser believe that they possess the legal authority to perform the services for the Fund contemplated by the Prospectus, this SAI, and the Advisory Contract without violation of applicable statutes and regulations. If future changes in these laws and regulations were to limit the ability of HSBC and the Adviser to perform these services, the Board of Trustees would review the Trust's relationship with HSBC and the Adviser and consider taking all action necessary in the circumstances, which could include recommending to shareholders the selection of another qualified advisor or, if that course of action appeared impractical, that the Fund be liquidated.

Expenses

Except for the expenses paid by the Adviser and the Distributor, the Fund bears all costs of its operations. Expenses attributable to a class ("Class Expenses") shall be allocated to that class only. Class Expenses with respect to the Class A Shares, Class B Shares, Class C Shares and Class D Shares must include payments made pursuant to their respective Distribution Plan and the Administrative Services Plan. In the event a particular expense is not reasonably allocable by class or to a particular class, it shall be treated as the Fund expense or a Trust expense. Trust expenses directly related to the Fund are charged to the Fund; other expenses are allocated proportionally among all the portfolios of the Trust in relation to the net asset value of the Fund.

DETERMINATION OF NET ASSET VALUE

The net asset value ("NAV") of each share of each class of the Fund is determined on each day on which the U.S. bond markets are open for trading (the "Money Market Business Day"). The NAV is determined at 12:00 p.m. for the Fund. Shares of the Fund purchased on the Money Market Business Day prior to determination of the NAV for the Fund will receive the dividend declared for the Fund on the Money Market Business Day. Orders for the Fund effected on the Money Market Business Day after the NAV determination for the Fund will become effective at the NAV determined on the next Money Market Business Day, and will start earning dividends on the Money Market Business Day.

The Trust uses the amortized cost method to determine the value of the Fund's portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing an obligation at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund which utilizes a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Fund's portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the Fund's dollar-weighted average portfolio maturity of 90 days or less must be maintained, and only securities having remaining maturities of 397 days or less which are determined by the Trust's Board of Trustees to be of high quality with minimal credit risks may be purchased. Pursuant to Rule 2a-7, the Board has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Fund, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the net asset value of the Fund calculated by using available market quotations deviates from the $1.00 per share valuation based on amortized cost. The extent of any deviation is examined by the Board of Trustees. If such deviation exceeds $0.003, the Board promptly considers what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, which may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations. It is anticipated that the net asset value of each class of shares will remain constant at $1.00, although no assurance can be given that the net asset value will remain constant on a continuing basis.

PURCHASE OF SHARES

An investor may purchase shares through the Distributor directly or by authorizing his Shareholder Servicing Agent or his securities broker to purchase such shares on his behalf through the Distributor. An investor may purchase Class Y Shares of the Fund by authorizing his Shareholder Servicing Agent to purchase such Shares on his behalf through the Distributor.

Class A Shares, Class D Shares, Class I Shares, and Class Y Shares of the Fund and are continuously offered for sale by the Distributor at net asset value (normally $1.00 per share) with no front-end sales charge to customers of a financial institution, such as a federal or state-chartered bank, trust company or savings and loan association that has entered into a Shareholder servicing agreement with the Trust (collectively, "Shareholder Servicing Agents"). Class A Shares, Class D Shares, Class I Shares, and Class Y Shares may be purchased through Shareholder Servicing Agents or, in the case of Investor Shares only through securities brokers that have entered into a dealer agreement with the Distributor ("Securities Brokers"). At present, the only Shareholder Servicing Agents for Class Y Shares of the Fund are HSBC and its affiliates.

Class B Shares and Class C Shares of the Fund are not offered for sale but are only offered as an exchange option for Class B shareholders and Class C shareholders of the Trust's other investment portfolios who wish to exchange some or all of those Class B shares or Class C shares for Class B Shares or Class C Shares of the Fund. Although Class B Shares and Class C Shares of the Fund are not subject to a sales charge when a shareholder exchanges Class B shares or Class C shares of another Trust portfolio for Class B Shares or Class C Shares of the Fund, they may be subject to a contingent deferred sales charge when they are redeemed. See "Contingent Deferred Sales Charge ("CDSC") - Class B Shares and Class C Shares" below.

Purchases of Class A Shares, Class D Shares, Class I Shares, and Class Y Shares, of the Fund are effected on the same day the purchase order is received by the Distributor provided such order is received prior to 12:00 noon, New York time, on any Fund Business Day. Shares purchased earn dividends from and including the day the purchase is effected. The Trust intends the Fund to be as fully invested at all times as is reasonably practicable in order to enhance the yield on their assets. Each Shareholder Servicing Agent or Securities Broker is responsible for and required to promptly forward orders for Shares to the Distributor.

While there is no sales load on purchases of Class A Shares and Class D Shares, the Distributor may receive fees from the Fund. See "Management of the Trust - The Distributor and Sponsor" above. Other funds which have investment objectives similar to those of the Fund but which do not pay some or all of such fees from their assets may offer a higher yield.

All purchase payments are invested in full and fractional Shares. The Trust reserves the right to cease offering Shares for sale at any time or to reject any order for the purchase of Shares.

Exchange Privilege

By contacting the Transfer Agent or his Shareholder Servicing Agent or his securities broker, a shareholder of the Fund may exchange some or all of his Shares for shares of an identical class of one or more of the following investment companies for which HSBC serves as investment adviser as HSBC may determine (the "HSBC Investor Funds"): HSBC Investor Money Market Fund, HSBC Investor Cash Management Fund HSBC Investor Government Money Market Fund, HSBC Investor U.S. Treasury Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund, and HSBC Investor California Tax-Free Money Market Fund (the "Money Market Funds"); HSBC Investor Limited Maturity Fund, HSBC Investor Bond Fund, New York Tax-Free Bond Fund (the "Income Funds"); HSBC Investor Balanced Fund, HSBC Investor Equity Fund, HSBC Investor Growth and Income Fund, HSBC Investor Mid-Cap Fund, HSBC Investor Overseas Equity Fund, and HSBC Investor Opportunity Fund ("Equity Funds," Income Funds and Equity Funds together, the "Retail Funds"). By contacting the Transfer Agent or his Shareholder Servicing Agent or his securities broker, a shareholder of the Retail Funds may exchange some or all of his Shares at net asset value without a sales charge for Shares of the same class offered with the same or lower sales charge by any of the Trust's other Funds. Exchanges for Shares with a higher sales charge may be made upon payment of the sales charge differential.

An investor will receive Class A Shares of the Money Market Funds in exchange for Class A shares of the HSBC Investor Funds, unless the investor is eligible to receive Class D Shares of the Money Market Funds, in which case the investor will receive Class D Shares of a Money Market Fund in exchange for Class A shares of a HSBC Investor Fund. Class B Shares, Class C Shares, and Class I Shares, and Class Y Shares may be exchanged for shares of the same class of one or more of the HSBC Investor Funds at net asset value without a front-end sales charge provided that the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized. Holders of the Fund's Class B Shares may not exchange their Shares for shares of any other class. Exchanges of Fund Investor Shares for Investor Shares of one or more HSBC Investor Funds may be made upon payment of the applicable sales charge, unless otherwise exempt. Shareholders of Class A and Class D Shares of the Fund who are shareholders as of December 31, 1997 will be grandfathered with respect to the HSBC Investor Funds and will be exempt from having to pay a sales charge on any new purchases of Class A or Class D Shares of the Fund. An exchange of Class B Shares or Class C Shares will not affect the holding period of the Class B Shares or Class C Shares for purposes of determining the CDSC, if any, upon redemption. An exchange may result in a change in the number of Shares held, but not in the value of such Shares immediately after the exchange. Each exchange involves the redemption of the Shares to be exchanged and the purchase of the shares of the other HSBC Investor Funds, which may produce a gain or loss for tax purposes.

The exchange privilege (or any aspect of it) may be changed or discontinued upon 60 days' written notice to shareholders and is available only to shareholders in states in which such exchanges may be legally made. A shareholder considering an exchange should obtain and read the prospectus of the other HSBC Investor Funds and consider the differences in investment objectives and policies before making any exchange.

An exchange is considered a sale of shares and may result in a capital gain or loss for federal income tax purposes. A Shareholder wishing to exchange his or her Shares may do so by contacting the Trust at 800-782-8183, by contacting his or her broker-dialer or by providing written instruction to the Distributor.

Automatic Investment Plan

The Trust offers a plan for regularly investing specified dollar amounts ($25.00 minimum in monthly, quarterly, semi-annual or annual intervals) in the Fund. If an Automatic Investment Plan is selected, subsequent investments will be automatic and will continue until such time as the Trust and the investor's bank are notified to discontinue further investments. Due to the varying procedures to prepare, process and to forward bank withdrawal information to the Trust, there may be a delay between the time of the bank withdrawal and the time the money reaches the Fund. The investment in the Fund will be made at the net asset value per share determined on the day that both the check and the bank withdrawal data are received in required form by the Distributor. Further information about the plan may be obtained from BISYS at the telephone number listed on the back cover.

For further information on how to purchase Investor Shares from the Distributor, an investor should contact the Distributor directly (see back cover for address and phone number).

Purchases Through a Shareholder Servicing Agent or a Securities Broker

The Fund's shares (except Class B Shares, Class C Shares and Class Y Shares of the Fund) are being offered to the public, to customers of a Shareholder Servicing Agent and to customers of a securities broker that has entered into a dealer agreement with the Distributor. Class Y Shares of the Fund are only being offered to customers of Shareholder Servicing Agents. Shareholder Servicing Agents and securities brokers, if applicable, may offer services to their customers, including specialized procedures for the purchase and redemption of Shares, such as pre-authorized or automatic purchase and redemption programs and "sweep" checking programs. Each Shareholder Servicing Agent and securities broker may establish its own terms, conditions and charges, including limitations on the amounts of transactions, with respect to such services. Charges for these services may include fixed annual fees, account maintenance fees and minimum account balance requirements. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent or securities broker. Conversely, certain Shareholder Servicing Agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund, which will have the effect of increasing the net return on the investment of such customers of those Shareholder Servicing Agents.

Shareholder Servicing Agents and securities brokers may transmit purchase payments on behalf of their customers by wire directly to the Fund's custodian bank by following the procedures described above.

For further information on how to direct a securities broker, if applicable, or a Shareholder Servicing Agent to purchase Shares, an investor should contact his securities broker or his Shareholder Servicing Agent.

Contingent Deferred Sales Charge ("CDSC") - Class B Shares

Investors purchasing shares of the Funds will ordinarily purchase either Class A Shares, Class D Shares, Class I Shares, or Class Y Shares. Investors will only receive Class B Shares by exchanging the Class B Shares of other HSBC Investor Funds. If an investor exchanges shares of other HSBC Investor Funds for shares of the Fund and wish to sell his or her shares, Class B Shares may be subject to a contingent deferred sales charge ("CDSC"). Specifically, Class B Shares of the Fund will be subject to a declining CDSC if Class B Shares of any of the HSBC Investor Funds are exchanged for Class B Shares of any of the Money Market Funds and redeemed within 4 years. In such cases, the CDSC will be:

Years since Purchase	CDSC as a % of Dollar Amount Subject to Charge
0-1	4.00%
1-2	3.00%
2-3	2.00%
3-4	1.00%
More than 4	None

The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. There is no CDSC on reinvested dividends or distributions. If an investor sells some but not all of his or her Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

The CDSC is waived on redemptions of Class B Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the "Code")) of a Shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an IRA or a Custodial Account under Code Section 403(b)(7) to a Shareholder who has reached age 70 1/2, and (iii) to the extent the redemption represents the minimum required distribution from retirement plans under Code Section 401(a) where such redemptions are necessary to make distributions to plan participants.

Conversion Feature -- Class B Shares

Class B Shares of the Money Market Funds will convert automatically to Class A Shares of the same Fund (or Class D Shares, depending on your eligibility), after six years from the beginning of the calendar month in which the Class B Shares were originally purchased. After conversion, the shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares (or Class D Shares) which will increase the shareholder's investment return compared to the Class B Shares. A shareholder will not pay any sales charge or fees when his or her shares convert, nor will the transaction be subject to any tax. If an investor purchased Class B Shares of one Fund which he or she exchanged for Class B Shares of another Fund, the holding period will be calculated from the time of the original purchase of Class B Shares. The dollar value of Class A Shares (or Class D Shares) the investor receives will equal the dollar value of the Class B shares converted.

Level Load Alternative -- Class C Shares

Class C Shares of the Money Market Funds are only available for purchase by customers of HSBC Bank USA sweep programs. Other investors will only receive Class C Shares by exchanging the Class C Shares of other HSBC Investor Funds. If an investor purchases Class C Shares or exchange Class C Shares of other HSBC Investor Funds for Class C Shares of the Fund and wish to sell his or her shares, the redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on the lesser of the current NAV or the NAV at the time of purchase.

Unlike Class B Shares, Class C Shares have no conversion feature.

REDEMPTION OF SHARES

A shareholder may redeem all or any portion of the Shares in his account at any time at the net asset value (normally $1.00 per share for the Fund) next determined after a redemption order in proper form is furnished by the shareholder to the Transfer Agent, with respect to Shares purchased directly through the Distributor, or to his securities broker or his Shareholder Servicing Agent, and is transmitted to and received by the Transfer Agent. Class A Shares, Class D Shares, Class I Shares, and Class Y Shares, may be redeemed without charge while Class B Shares and Class C Shares may be subject to a contingent deferred sales charge (CDSC). See "Contingent Deferred Sales Charge ("CDSC") - Class B Shares and Class C Shares" above. Redemptions are effected on the same day the redemption order is received by the Transfer Agent provided such order is received prior to 12:00 noon, New York time for the Fund on any Fund Business Day. Shares redeemed earn dividends up to and including the day prior to the day the redemption is effected.

The proceeds of a redemption are normally paid from the Fund in U.S. dollars on the next Fund Business Day following the date on which the redemption is effected, but in any event within seven days. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists. To be in a position to eliminate excessive expenses, the Trust reserves the right to redeem upon not less than 30 days' notice all Shares in an account which has a value below $50.00, provided that such involuntary redemptions will not result from fluctuations in the value of Fund Shares. A shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

Unless Shares have been purchased directly from the Distributor, a shareholder may redeem Shares only by authorizing his securities broker, if applicable, or his Shareholder Servicing Agent to redeem such Shares on his behalf (since the account and records of such a shareholder are established and maintained by his securities broker or his Shareholder Servicing Agent). For further information as to how to direct a securities broker or a Shareholder Servicing Agent to redeem Shares, a shareholder should contact his securities broker or his Shareholder Servicing Agent.

Systematic Withdrawal Plan

Any shareholder who owns Shares with an aggregate value of $10,000 or more may establish a Systematic Withdrawal Plan under which he redeems at net asset value the number of full and fractional shares which will produce the monthly, quarterly, semi-annual or annual payments specified (minimum $50.00 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor's principal. Investors contemplating participation in this Plan should consult their tax advisers. No additional charge to the shareholder is made for this service.

Redemption of Shares Purchased Directly Through the Distributor

Redemption by Letter. Redemptions may be made by letter to the Transfer Agent specifying the dollar amount or number of Class A Shares to be redeemed, account number and the Fund. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the Shares, all must sign). In connection with a written redemption request, all signatures of all registered owners or authorized parties must be guaranteed by an Eligible Guarantor Institution, which includes a domestic bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. The Fund's transfer agent, however, may reject redemption instructions if the guarantor is neither a member or not a participant in a signature guarantee program (currently known as "STAMP", "SEMP", or "NYSE MPS"). Corporations, partnerships, trusts or other legal entities may be required to submit additional documentation.

Redemption by wire or telephone. An investor may redeem Class A or Class D Shares of the Fund by wire or by telephone if he has checked the appropriate box on the Purchase Application or has filed a Telephone Authorization Form with the Trust. These redemptions may be paid from the Fund by wire or by check. The Trust reserves the right to refuse telephone wire redemptions and may limit the amount involved or the number of telephone redemptions. The telephone redemption procedure may be modified or discontinued at any time by the Trust. Instructions for wire redemptions are set forth in the Purchase Application. The Trust employs reasonable procedures to confirm that instructions communicated by telephone are genuine. For instance, the following information must be verified by the shareholder or securities broker at the time a request for a telephone redemption is effected: (1) shareholder's account number; (2) shareholder's social security number; and (3) name and account number of shareholder's designated securities broker or bank. If the Trust fails to follow these or other established procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

Check Redemption Service

Shareholders may redeem Class A or Class D Shares of the Fund by means of a Check Redemption Service. If Class A or Class D Shares are held in book credit form and the Check Redemption Service has been elected on the Purchase Application on file with the Trust, redemptions of shares may be made by using redemption checks provided by the Trust. There is no charge for this service. Checks must be written for amounts of $250 or more, may be payable to anyone and negotiated in the normal way. If more than one shareholder owns the Class A or Class D Shares, all must sign the check unless an election has been made to require only one signature on checks and that election has been filed with the Trust.

Class A Shares and Class D Shares represented by a redemption check continue to earn daily dividends until the check clears the banking system. When honoring a redemption check, the Trust causes the redemption of exactly enough full and fractional Class A Shares and Class D Shares of the Fund from an account to cover the amount of the check. The Check Redemption Services may be terminated at any time by the Trust.

If the Check Redemption Service is requested for an account in the name of a corporation or other institution, additional documents must be submitted with the application, i.e., corporations (Certification of Corporate Resolution), partnerships (Certification of Partnership) and trusts (Certification of Trustees). In addition, since the share balance of the Fund account is changing on a daily basis, the total value of the Fund account cannot be determined in advance and the Fund account cannot be closed or entirely redeemed by check.

DIVIDENDS AND DISTRIBUTIONS

The Trust declares all of the Fund's net investment income daily as a dividend to the Fund shareholders. Dividends substantially equal to the Fund's net investment income earned during the month are distributed in that month to the Fund's shareholders of record. Generally, a Fund's net investment income consists of the interest and dividend income it earns, less expenses. In computing interest income, premiums are not amortized nor are discounts accrued on long-term debt securities in the Retail Funds, except as required for federal income tax purposes.

Shares begin accruing dividends on the day they are purchased. Dividends are distributed monthly. Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder's Shareholder Servicing Agent or securities broker), dividends are distributed in the form of additional shares of the Fund at the rate of one share (and fraction thereof) of the Fund for each one dollar (and fraction thereof) of dividend income.

The Fund's net realized capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to the Fund's shareholders to the extent necessary to avoid application of the 4% non- deductible federal excise tax on certain undistributed income and net capital gains of regulated investment companies. Unless a shareholder elects to receive dividends in cash, dividends are distributed in the form of additional shares of the Fund (purchased at their net asset value without a sales charge).

For this purpose, the net income of the Fund (from the time of the immediately preceding determination thereof) consists of (i) all income accrued, less the amortization of any premium, on the assets of the Fund, less (ii) all actual and accrued expenses determined in accordance with generally accepted accounting principles. Interest income includes discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity and any net realized gains or losses on the assets of the Fund. Obligations held in the Fund's portfolio are valued at amortized cost, which the Trustees of the Trust have determined in good faith constitutes fair value for the purposes of complying with the 1940 Act. This method provides certainty in valuation, but may result in periods during which the stated value of an obligation held for the Fund is higher or lower than the price the Fund would receive if the obligation were sold. This valuation method will continue to be used until such time as the Trustees of the Trust determine that it does not constitute fair value for such purposes.

Since the net income of the Fund is declared as a dividend each time the net income of the Fund is determined, the net asset value per share of the Fund is expected to remain at $1.00 per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of Shares in his account.

It is expected that the Fund will have a positive net income at the time of each determination thereof. If, for any reason, the net income of the Fund determined at any time is a negative amount, which could occur, for instance, upon default by an issuer of an obligation held in the Fund's portfolio, the negative amount with respect to each shareholder account would first be offset from the dividends declared during the month with respect to each such account. If and to the extent that such negative amount exceeds such declared dividends at the end of the month, the number of outstanding Fund shares would be reduced by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the account of such shareholder which represents his proportion of the amount of such excess. Each shareholder will be deemed to have agreed to such contribution in these circumstances by his investment in the Fund. Thus, the net asset value per share is expected to be maintained at a constant $1.00.

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Class A Shares, Class B Shares, Class C Shares, Class D, Class I Shares, and Class Y Shares of Beneficial Interest (par value $0.001 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. The shares of each series of the Trust participate equally in the earnings, dividends and assets of the particular series. Currently, the Trust has eight series of shares, each of which constitutes a separately managed fund. The Trust reserves the right to create additional series of shares. The Trust may authorize the creation of multiple classes of shares of separate series of the Trust. Currently, the Fund is divided into five classes of shares.

Each share of each class of the Fund represents an equal proportionate interest in the Fund with each other share of that class. Shares have no preference, pre-emptive, conversion or similar rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote.

Each Shareholder Servicing Agent has agreed to transmit all proxies and voting materials from the Trust to their customers who are beneficial owners of the Fund and such Shareholder Servicing Agents have agreed to vote as instructed by such customers. Under the Declaration of Trust, the Trust is not required to hold annual meetings of Fund shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. Trust will hold special meetings of Fund shareholders when in the judgment of the Trustees of the Trust it is necessary or desirable to submit matters for a shareholder vote.

Shareholders of each series generally vote separately, for example, to approve investment advisory agreements or changes in fundamental investment policies or restrictions, but shareholders of all series may vote together to the extent required under the 1940 Act, such as in the election or selection of Trustees, principal underwriters and accountants for the Trust. Shares of each class of a series represent an equal pro rata interest in such series and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear any class expenses; and (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relate solely to its distribution arrangement, and each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

Shareholders of the Fund have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders of the Trust in connection with requesting a meeting of shareholders of the Trust for the purpose of removing one or more Trustees. Shareholders of the Trust also have the right to remove one or more Trustees without a meeting by a declaration in writing subscribed to by a specified number of shareholders. Upon liquidation or dissolution of the Fund, shareholders of the Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Fund or the Trust, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

TAXATION

Federal Income Tax

The following is a summary of certain U.S. federal income tax issues concerning the Fund and its shareholders. The Fund and its shareholders may also be subject to state, local, foreign or other taxes not discussed below. This discussion does not purport to be complete or to address all tax issues relevant to each shareholder. Prospective investors should consult their own tax advisors with regard to the federal, state, foreign and other tax consequences to them of the purchase, ownership or disposition of Fund shares. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative authorities, all of which are subject to change, which change may be retroactive.

The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute all or substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses for the 12-month period ending October 31 of the calendar year, and (3) all such ordinary income and capital gains for previous years that were not distributed during such years.

A distribution will be treated as paid during the calendar year if it is declared by the Fund in October, November or December of that year with a record date in such month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions in General

The Fund is designed to provide investors with current tax-exempt interest income. Shares of the Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Internal Revenue Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Fund's dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary. In addition, the Fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" generally include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

In order for the Fund to pay exempt-interest dividends with respect to any taxable year, at the close of each quarter of each Fund's taxable year at least 50% of the value of the Fund's assets must consist of tax-exempt municipal obligations. Exempt-interest dividends distributed to shareholders are not included in the shareholder's gross income for regular federal income tax purposes. However, all shareholders required to file a federal income tax return are required to report the receipt of exempt-interest dividends and other tax-exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular federal income tax, they may be subject to alternative minimum tax in two circumstances. First, exempt-interest dividends derived from certain "private activity" bonds issued after August 7, 1986 will generally constitute an item of tax preference for both corporate and non-corporate taxpayers. Second, exempt-interest dividends derived from all bonds, regardless of the date of issue, must be taken into account by corporate taxpayers in determining the amount of certain adjustments for alternative minimum tax purposes. Receipt of exempt-interest dividends may result in collateral federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisers as to such consequences.

The percentage of total dividends paid by the Fund with respect to any taxable year which qualifies as federal exempt-interest dividends will be the same for all shareholders receiving dividends during such year. If a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such dividends.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund generally is not deductible for federal income tax purposes if the Fund distributes exempt-interest dividends during the shareholder's taxable year.

Investors may be subject to state and local taxes on income derived from an investment in the Fund. In certain states, income derived from the Fund which is attributable to interest on obligations of that state or any municipality or political subdivision thereof may be exempt from taxation.

Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds should consult their tax advisers before investing in the Fund.

Distributions of any investment company taxable income generally are taxable to shareholders as ordinary income. It is not expected that such distributions will be eligible for the dividends-received deduction for corporations.

The excess of long-term capital gains over net short-term capital losses realized, distributed and properly designated by the Fund, whether received in cash or reinvested in Fund, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares. Capital gain distributions made to individuals are subject to a maximum federal income tax rate of 15% under current law. Net capital gains from assets held for one year or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates regardless of how long a shareholder has held Fund shares. The Fund does not expect to distribute a material amount of capital gain distributions.

Shareholders receiving distributions in the form of additional shares will be taxed on the amount of such distribution and will have a cost basis for federal income tax purposes in each share received equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the federal tax status of distributions.

Upon disposition (by redemption, repurchase, sale or exchange) of Fund shares, a shareholder may realize a taxable gain or loss depending upon his basis in his shares. Realization of such a gain or loss is considered unlikely because of the Fund's policy to attempt to maintain a $1.00 per share net asset value. Such gain or loss will be treated as a capital gain or loss if the shares are capital assets in the shareholder's hands. For individuals, long-term capital gain will generally be subject to a maximum tax rate of 15% if the shareholder's holding period for the shares is more than 12 months. Gain from the disposition of shares held not more than one year will be taxed as short-term capital gain. A loss realized by a shareholder on the disposition of Fund shares with respect to which long-term capital gain dividends have been received will, to the extent of such long-term capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Any loss realized on a sale or exchange of Fund shares also will be disallowed to the extent that the shares disposed of are replaced (including replacement through reinvesting of dividends and capital gain distributions in the Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount." If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, a Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of a Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by a Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

The Trust will be required to report to the Internal Revenue Service (the "IRS") all distributions by the Fund except in the case of certain exempt shareholders. All such distributions generally will be subject to withholding of federal income tax at a rate of 28% (in 2003 and 2004) ("backup withholding") in the case of nonexempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against the shareholder's federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

The Trust is organized as a Massachusetts business trust and, under current law, is not liable for any income or franchise tax in the Commonwealth of Massachusetts as long as each series of the Trust (including the Fund) qualifies as a regulated investment company for purposes of Massachusetts law.

The foregoing discussion relates only to federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the federal income tax treatment. Shareholders should consult their tax advisors with respect to particular questions of federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of the Fund including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

OTHER INFORMATION

Capitalization

The Trust is a Massachusetts business trust established under a Declaration of Trust dated April 22, 1987, as a successor to two previously-existing Massachusetts business trusts, Fund Trust Tax-Free Trust (organized on July 30, 1986) and Fund Vest (organized on July 17, 1984, and since renamed Fund Source). Prior to October 3, 1994 the name of the Trust was "Fund Trust." Prior to April 12, 2001, the name of the Trust was Republic Funds.

The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) and classes of shares within each series at any time in the future. Establishment and offering of additional classes or series will not alter the rights of the Fund's shareholders. When issued, shares are fully paid, nonassessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of the Fund, each shareholder is entitled to receive his pro rata share of the net assets of the Fund.

Independent Auditors

The Board of Trustees has appointed KPMG LLP as independent auditors of the Trust for the fiscal year ending October 31, 2004. KPMG LLP will audit the Trust's annual financial statements, prepare the Trust's income tax returns, and assist in the filings with the Securities and Exchange Commission. KPMG LLP's address is 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.

Counsel

Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares of the Fund offered by the Trust, and also acts as counsel to the Trust.

Code of Ethics

The Trust, the Adviser, and BISYS each has adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser, and BISYS from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). Such persons are prohibited from effecting certain transactions, allowed to effect certain exempt transactions, required to preclear certain transactions and to report certain transactions on a regular basis.

Registration Statement

This Statement of Additional Information and the Prospectus do not contain all the information included in the Trust's registration statement filed with the Securities and Exchange Commission under the 1933 Act with respect to shares of the Fund, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The registration statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document which was filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

Financial Statements

Since the Fund has not commenced operations, it does not have any financial statements.

Shareholder Inquiries

All shareholder inquiries should be directed to the Trust, P.O. Box 182845, Columbus, Ohio 43218-2845.

General and Account Information

(800) 782-8183 (TOLL FREE)

PART C

Item 23. Exhibits
(a)(1)	Form of Amended and Restated Declaration of Trust, with establishments and designations of series and further amendments. [1]
(a)(2)	Establishment and designation of series for HSBC Investor Overseas Equity Fund and HSBC Investor Opportunity Fund. [5]
(a)(3)	Establishment and designation of series for HSBC Investor Money Market Fund. [10]
(a)(4)	Establishment and designation of series for HSBC Investor Mid-Cap Fund. [10]
(a)(5)	Establishment and designation of series for HSBC Investor Limited Maturity Fund, and HSBC Investor California Tax-Free Money Market Fund. [11]
(a)(6)	Establishment and designation of series for HSBC Investor U.S. Treasury Money Market Fund, HSBC Investor Growth and Income Fund, and HSBC Investor Balanced Fund. [11]
(a)(7)	Establishment and designation of series for HSBC Investor Small Cap Value Fund. *
(a)(8)	Establishment and designation of series for HSBC Investor Growth Fund, HSBC Investor Value Fund and HSBC Investor Cash Management Fund.[15]
(a)(9)	Establishment and designation of series for HSBC Investor Tax-Free Money Market Fund.
(b)	Form of By-Laws. [1]
(c)	Specimen certificate of shares of beneficial interest of HSBC Investor Funds. [1]
(d)(1)	Form of Master Investment Advisory Contract, with supplements regarding HSBC Investor New York Tax-Free Fund, HSBC Investor New York Tax-Free Money Market Fund and HSBC Investor Equity Fund. [1]
(d)(2)	Form of Amended and Restated Second Master Investment Advisory Contract, with supplement regarding HSBC Investor U.S. Government Money Market Fund. [1]
(d)(3)	Form of Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds and HSBC Asset Management (Americas) Inc. [13]
(d)(4)	Form of Investment Advisory Contract between HSBC Investor Funds and HSBC Asset Management (Americas) Inc. [11]
(d)(5)	Form of Investment Advisory Contract Supplement regarding HSBC Investor Growth and Income Fund. [11]
(d)(6)	Form of Investment Advisory Contract Supplement regarding HSBC Investor U.S. Treasury Money Market Fund. [11]
(d)(7)	Form of Investment Advisory Contract Supplement regarding HSBC Investor Balanced Fund. [11]
(d)(8)	Form of Investment Advisory Contract Supplement regarding HSBC Investor Money Market Fund. [13]
(d)(9)	Form of Investment Advisory Contract Supplement regarding HSBC Investor U.S. Government Money Market Fund. [13]
(d)(10)	Form of Investment Advisory Contract Supplement regarding HSBC Investor U.S. Treasury Money Market Fund. [13]
(d)(11)	Form of Investment Advisory Contract Supplement regarding HSBC Investor New York Tax-Free Money Market Fund. [13]
(d)(12)	Form of Investment Advisory Contract Supplement regarding HSBC Investor regarding New York Tax-Free Bond Fund. [13]
(d)(13)	Form of Investment Advisory Contract Supplement regarding HSBC Investor Cash Management Fund. [15]
(d)(14)	Form of Investment Advisory Contract Supplement regarding HSBC Investor Tax-Free Money Market Fund.
(d)(15)	Form of Investment Advisory Contract Supplement between HSBC Investor Portfolios and HSBC Asset Management (Americas) Inc. regarding HSBC Investor Fixed Income Portfolio. [13]
(d)(16)	Form of Investment Advisory Contract Supplement between HSBC Investor Portfolios and HSBC Asset Management (Americas) Inc. regarding HSBC Investor Small Cap Value Fund. *
(d)(17)	Form of Investment Advisory Contract Supplement between HSBC Investor Portfolios and HSBC Asset Management (Americas) Inc. regarding HSBC Investor Growth Fund. [15]
(d)(18)	Form of Investment Advisory Contract Supplement between HSBC Investor Portfolios and HSBC Asset Management (Americas) Inc. regarding HSBC Investor Value Fund.[15]
(d)(19)	Form of Subadvisory Agreement between Alliance Capital Management L.P. and HSBC Asset Management (Americas) Inc. regarding HSBC Investor Equity Fund. [7]
(d)(20)	Form of Subadvisory Agreement between Capital Guardian Trust Company and HSBC Asset Management (Americas) Inc. regarding HSBC Investor International Equity Fund. [15]
(d)(21)	Form of Subadvisory Agreement between Institutional Capital Corporation and HSBC Asset Management (Americas) Inc. regarding the HSBC Investor Equity Fund [13]
(d)(22)	Form of Subadvisory Agreement between Blackrock Advisors, Inc. and HSBC Asset Management (Americas) Inc regarding HSBC Investor Small Cap Value Fund.*
(d)(23)	Form of Subadvisory Agreement between Westfield Capital Management, LLC, Inc. and HSBC Asset Management (Americas) Inc. regarding HSBC Investor Small Cap Equity Fund.[14]
(d)(24)	Form of Subadvisory Agreement between Alliance Capital Management L.P. and HSBC Asset Management (Americas) Inc. regarding HSBC Investor Growth Fund. [15]
(d)(25)	Form of Subadvisory Agreement between Institutional Capital Corporation and HSBC Asset Management (Americas) Inc. regarding the HSBC Investor Value Fund. [15]
(e)

Form of Amended and Restated Distribution Agreement regarding HSBC Investor U.S. Government Money Market Fund, HSBC Investor New York Tax Free Money Market Fund, HSBC Investor New York Tax Free Fund, HSBC Investor Equity Fund, HSBC Investor Overseas Equity Fund, HSBC Investor Opportunity Fund, HSBC Investor Money Market Fund, HSBC Mid-Cap Fund, HSBC Investor California Tax-Free Money Market Fund, HSBC Investor Growth and Income Fund, HSBC Investor U.S. Treasury Money Market Fund, HSBC Investor Balanced Fund, HSBC Investor Small Cap Value Fund, HSBC Investor Cash Management Fund, HSBC Investor Growth Fund, HSBC Investor Value Fund, and HSBC Tax-Free Money Market Fund. [4]

(f)	Not applicable.
(g)(1)	Form of Custodian Agreement. [8]
(h)(1)	Form of Service Agreement. [1]
(h)(2)

Form of Operational Services Support Agreement between HSBC Asset Management (Americas) Inc. and HSBC Investor Money Market Fund, HSBC Investor U.S. Government Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund, HSBC Investor U.S. Treasury Money Market Fund, HSBC Investor California Tax-Free Money Market Fund, HSBC Investor Cash Management Fund, and HSBC Investor Tax-Free Money Market Fund. [13]

(h)(3)	Form of Administration Agreement between HSBC Investor Funds and BISYS. [8]
(h)(4)	Form of Fund Accounting Agreement - BISYS. [8]
(h)(5)	Form of Transfer Agency and Service Agreement - BISYS. [8]
(h)(6)	Form of Expense Limitation Agreement. [14]
(i)	Not applicable.
(j)	Consent of Independent Auditors. [15]
(k)	Not applicable.
(1)(1)	Initial Investor Representation letter regarding HSBC Investor International Equity Fund and HSBC Investor Fixed Income Fund. [2]
(1)(2)	Initial Investor Representation letter regarding HSBC Investor Equity Fund. [3]
(m)

Form of Amended and Restated Master Distribution Plan, with supplements regarding HSBC Investor U.S. Government Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund, HSBC Investor New York Tax-Free Fund, HSBC Investor Equity Fund, HSBC Investor Fund, HSBC Investor Money Market Fund, HSBC Mid-Cap Fund, HSBC Investor California Tax-Free Money Market Fund, Overseas Equity Fund, HSBC Investor Opportunity Fund, HSBC Investor Growth and Income Fund, HSBC Investor Limited Maturity Bond Fund, HSBC Investor U.S. Treasury Money Market Fund, HSBC Investor Balanced Fund, HSBC Investor Small Cap Value Fund, HSBC Investor Cash Management Fund, HSBC Investor Growth Fund, HSBC Investor Value Fund, and HSBC Investor Tax-Free Money Market Fund. [4]

(n)	Form of Multiple Class Plan. [13]
(p)(1)	Form of Code of Ethics for HSBC Investor Funds, HSBC Advisor Funds Trust, and HSBC Portfolios. [10]
(p)(2)	Form of Code of Ethics for HSBC Asset Management (Americas), Inc. [10]
(p)(3)	Form of Code of Ethics for Alliance Capital Management L.P. [10]
(p)(4)	Form of Code of Ethics for Institutional Capital Corporation. [10]
(p)(5)	Form of Code of Ethics for Capital Guardian Trust Company. [12]
(p)(6)	Form of Code of Ethics for Westfield Capital Management, LLC. [14]
(p)(7)	Form of Code of Ethics for Blackrock Advisors, Inc.*
(p)(8)	Form of Code of Ethics for BISYS. [9]
(o)(1)	Powers of Attorney of Trustees and Officers of Registrant and HSBC Portfolios. [6]
(o)(2)	Power of Attorney for Nadeem Yousaf. [10]
(o)(3)	Power of Attorney for Walter B. Grimm. [10]
(o)(4)	Power of Attorney for Leslie E. Bains. [10]

---------------
(1)

Incorporated herein by reference from post-effective amendment No. 35 to the registration statement on Form N-1A of the Registrant (File no. 33-7647) (the "Registration Statement") as filed with the Securities and Exchange Commission (the "SEC") on January 23, 1996.

(2)	Incorporated herein by reference from post-effective amendment No. 29 to the Registration Statement as filed with the SEC on December 20, 1994.
(3)	Incorporated herein by reference from post-effective amendment No. 33 to the Registration Statement as filed with the SEC on June 27, 1995.
(4)	Incorporated herein by reference from post-effective amendment No. 37 to the Registration Statement as filed with the SEC on April 4, 1996.
(5)	Incorporated herein by reference from post-effective amendment No. 39 to the Registration Statement as filed with the SEC on June 17, 1996.
(6)	Incorporated herein by reference from post-effective amendment No. 40 to the Registration Statement as filed with the SEC on November 27, 1996.
(7)	Incorporated herein by reference from post-effective amendment No. 42 to the Registration Statement as filed with the SEC on January 31, 1997.
(8)	Incorporated herein by reference from post-effective amendment No. 63 to the Registration Statement as filed with the SEC on March 1, 1999.
(9)	Incorporated herein by reference from post-effective amendment No. 67 to the Registration Statement as filed with the SEC on February 29, 2000.
(10)	Incorporated herein by reference from post-effective amendment No. 69 to the Registration Statement as filed with the SEC on June 30, 2000.
(11)	Incorporated herein by reference from post-effective amendment No. 74 to the Registration Statement as filed with the SEC on December 28, 2000.
(12)	Incorporated herein by reference from post-effective amendment No. 75 to the Registration Statement as filed with the SEC on February 28, 2001.
(13)	Incorporated herein by reference from post-effective amendment No. 77 to the Registration Statement as filed with the SEC on January 30, 2002.
(14)	Incorporated herein by reference from post-effective amendment No. 81 to the Registration Statement as filed with the SEC on February 28, 2003.
(15)	Incorporated herein by reference from post-effective amendment No. 82 to the Registration Statement as filed with the SEC on August 8, 2003.

* To be filed by amendment.

Item 24. Persons Controlled by or under Common Control with Registrant

Not applicable.

Item 25. Indemnification

     Reference is hereby made to Article IV of the Registrant's Declaration of Trust. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees or officers of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Investment Company Act of 1940 and, therefore, is unenforceable.

     If a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees or officers of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees or officers in connection with the shares being registered, the Registrant will, unless in the opinion of its Counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26. Business and Other Connections of Investment Advisers

     HSBC Asset Management (Americas), 452 Fifth Avenue, New York, New York 10018, serves as investment adviser ("Adviser") and is a wholly-owned subsidiary of HSBC Bank USA, Inc., a New York State chartered bank, which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company. Information as to the directors and officers of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-25999) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

     Information as to the directors and officers of Capital Guardian Trust Company ("CGTC"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of CGTC in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-60145) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

    Information as to the directors and officers of Institutional Capital Corporation ("ICAP"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of ICAP in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-40779) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

     Information as to the directors and officers of Alliance Capital Management L.P. ("Alliance"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Alliance in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-56720) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

     Information as to the directors and officers of Westfield Capital Management. LLC ("Westfield") together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Westfield in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-34350) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

     Information as to the directors and officers of Blackrock Advisors, Inc. ("Blackrock") together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Blackrock in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-47710) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Item 27. Principal Underwriter

(a) BISYS Fund Services Limited Partnership ("BISYS" or the "Distributor") acts as principal underwriter for the following investment companies:

Ambassador Funds, American Independence Funds Trust, American Performance Funds, AmSouth Funds, BB&T Funds, the Coventry Group, the Eureka Funds, the Hirtle Callaghan Trust, HSBC Advisor Funds Trust, HSBC Investor Funds, HSBC Investor Portfolios, the Infinity Mutual Funds, Inc., LEADER Mutual Funds, Legacy Funds Group, MMA Praxis Mutual Funds, Mercantile Funds, Inc., Old Westbury Funds, Inc., Pacific Capital Funds, USAllianz Variable Insurance Products Trust, Variable Insurance Funds, the Victory Portfolios, the Victory Variable Insurance Funds, the Willamette Funds, Vintage Mutual Funds, Inc.

(b) Information about Directors and Officers of BISYS Fund Services Limited Partnership is set forth below:
Name and Address	Position with Underwriter	Position with Fund
BISYS Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219	Sole Limited Partner	None
BISYS Fund Services, Inc.* 3435 Stelzer Road Columbus, OH 43219	Sole General Partner	None
* Jocelyn E. Fullmer - Executive Representative William J. Tomko - Supervising Principal

(c) Not applicable.

Item 28. Location of Accounts and Records

The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of: HSBC Asset Management (Americas), 452 Fifth Avenue, New York, New York 10018; BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035; Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105; Institutional Capital Corporation, 225 West Wacker Drive, Chicago, Illinois, 60606; Capital Guardian Trust Company, 11100 Santa Monica Boulevard, Los Angeles, CA 90025; Westfield Capital Management LLC, 21 Fellow Street, Boston MA 02119; and Blackrock Advisors Inc., 100 Bellevue Parkway Wilmington, DE 19809.

Item 29. Management Services

Not applicable.

Item 30. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, HSBC Investor Funds has duly caused this registration statement on Form N-1A (File No. 33-7647) (the "Registration Statement") to be signed on its behalf by the undersigned, thereto duly authorized on the 15th day of December, 2003.

HSBC Investor Funds
Walter B. Grimm* President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on December 15, 2003.

Walter B. Grimm* _____________________ Walter B. Grimm President	Nadeem Yousaf* ___________________ Nadeem Yousaf Treasurer
Alan S. Parsow* _____________________ Alan S. Parsow Trustee	Larry M. Robbins* ___________________ Larry M. Robbins Trustee
Michael Seely* _____________________ Michael Seely Trustee	Frederick C. Chen* ___________________ Frederick C. Chen Trustee
Leslie E. Bains* _____________________ Leslie E. Bains Trustee
/s/ David J. Harris _____________________ *David J. Harris, as attorney-in-fact pursuant to a power of attorney filed as Exhibit 19 to post-effective amendment No. 40.

EXHIBIT INDEX
(a)(9)	Establishment and designation of series for HSBC Investor Tax-Free Money Market Fund.
(d)(14)	Form of Investment Advisory Contract Supplement regarding HSBC Investor Tax-Free Money Market Fund.